UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05518
                                                     ---------

                               The RBB Fund, Inc.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1112
                                                            ------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: November 30, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF NET ASSETS
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                         PAR
                                                        (000)          VALUE
                                                       -------     ------------
CERTIFICATES OF DEPOSIT--31.5%
DOMESTIC CERTIFICATES OF DEPOSIT--11.6%
American Express Bank FSB
    4.590%, 12/14/07                                   $ 3,000     $  3,000,000
Branch Banking and Trust Co.
    4.530%, 12/21/07                                     8,000        8,000,000
Chase Bank USA
    4.700%, 05/07/08                                     2,765        2,765,000
Citibank NA
    4.950%, 01/16/08                                     7,000        7,000,000
Wachovia Bank NA
    5.320%, 02/06/08                                     2,100        2,100,000
Wells Fargo Bank NA
    4.510%, 12/14/07                                     8,000        8,000,000
                                                                   ------------
                                                                     30,865,000
                                                                   ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--19.9%
Banco Bilbao Vizcaya Argentina S.A.,
    New York (a)
    5.065%, 04/02/08                                       935          935,015
Bank of Ireland, Stamford (a)
    4.745%, 12/26/07                                     5,000        5,000,016
Bank of Montreal, Chicago (a)
    5.100%, 04/01/08                                       910          910,000
Banque Nationale de Paris, New York (a)
    5.100%, 02/27/08                                     4,405        4,405,000
Barclays Bank PLC, New York (a)
    5.700%, 12/10/07                                     5,000        5,000,000
Calyon, New York (a)
    4.820%, 02/01/08                                     2,000        2,000,000
Canadian Imperial Bank of Commerce (a)
    5.090%, 04/01/08                                     2,585        2,585,000
Deutsche Bank AG, New York (a)
    5.385%, 03/11/08                                     2,600        2,600,000
Fortis Bank SA/NV, New York (a)
    5.300%, 02/11/08                                     2,990        2,990,000
Natixis, New York (a)
    5.420%, 07/10/08                                       775          776,757
Nordea Bank Finland PLC, New York B (a)
    4.910%, 06/23/08                                       835          835,045
    4.820%, 10/17/08                                     2,820        2,820,239
Royal Bank of Scotland, New York (a)
    5.700%, 12/07/07                                     6,500        6,500,000


                                                         PAR
                                                        (000)          VALUE
                                                       -------     ------------
Swedbank AB, New York (a)
    5.150%, 12/21/07                                   $ 2,000     $  2,000,000
Toronto Dominion Bank, New York (a)
    5.050%, 03/25/08                                     5,000        5,000,000
    5.000%, 03/25/08                                     5,000        5,000,000
UBS AG, Stamford (a)
    5.050%, 03/20/08                                     2,500        2,500,000
Unicredito Italiano, New York (a)
    5.385%, 03/20/08                                     1,435        1,435,021
                                                                   ------------
                                                                     53,292,093
                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT
       (Cost $84,157,093)                                            84,157,093
                                                                   ------------
COMMERCIAL PAPER--44.7%
ASSET BACKED SECURITIES--22.3%
Atlantic Asset Securitization Corp.
    4.950%, 12/21/07                                     2,000        1,995,050
CAFCO LLC
    4.920%, 01/24/08                                     4,000        3,971,573
Chariot Funding LLC
    5.000%, 12/26/07                                     1,000          996,806
Charta LLC
    4.880%, 02/12/08                                     4,000        3,961,502
Concord Minutemen Capital Co. LLC
    5.300%, 01/10/08                                     4,000        3,977,622
CRC Funding LLC
    4.970%, 01/14/08                                     9,000        8,947,815
Falcon Asset Securitization Corp.
    4.950%, 12/20/07                                     5,000        4,988,313
Liberty Street Funding LLC
    4.860%, 01/25/08                                     5,000        4,964,225
Scaldis Capital LLC
    5.080%, 12/20/07                                     7,000        6,983,208
Ticonderoga Funding LLC
    5.120%, 01/25/08                                    10,000        9,924,622
Windmill Funding Corp.
    5.060%, 01/15/08                                     7,000        6,957,693
Yorktown Capital LLC
    4.850%, 01/24/08                                     2,000        1,985,989
                                                                   ------------
                                                                     59,654,418
                                                                   ------------

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                         PAR
                                                        (000)          VALUE
                                                       -------     ------------
BANKS--14.7%
Bank of America Corp.
    5.520%, 12/10/07                                   $ 2,000     $  1,997,853
    5.520%, 12/12/07                                     6,000        5,991,720
    4.690%, 05/27/08                                     1,000          977,071
Bank of Ireland (b)
    5.080%, 01/15/08                                     3,000        2,981,797
Raiffeisen Zentralbank Osterreich AG (b)
    5.130%, 12/19/07                                     7,000        6,984,040
    5.140%, 12/27/07                                     5,500        5,481,153
Royal Bank of Scotland PLC (b)
    4.790%, 06/04/08                                     2,790        2,721,695
Societe Generale North America, Inc.
    5.140%, 01/10/08                                     2,000        1,989,149
    5.130%, 02/05/08                                     6,000        5,945,280
    5.165%, 02/08/08                                     3,000        2,971,162
Unicredito Italiano Banks Ireland PLC (b)
    5.245%, 03/20/08                                     1,200        1,181,118
                                                                   ------------
                                                                     39,222,038
                                                                   ------------
FINANCE SERVICES--5.8%
Citigroup Funding, Inc.
    4.730%, 05/02/08                                     1,160        1,136,986
General Electric Capital Corp.
    4.780%, 03/17/08                                     5,000        4,930,291
UBS Finance Delaware LLC
    5.250%, 03/18/08                                     9,500        9,353,146
                                                                   ------------
                                                                     15,420,423
                                                                   ------------
INSURANCE--1.9%
MetLife Funding, Inc.
    4.500%, 12/18/07                                     5,000        4,990,625
                                                                   ------------
TOTAL COMMERCIAL PAPER
       (Cost $119,287,504)                                          119,287,504
                                                                   ------------
MUNICIPAL BONDS--0.4%
PENNSYLVANIA--0.4%
Franklin County IDR (Manufacturers &
    Traders LOC) (c)(e)
    4.870%, 12/07/07                                     1,120        1,120,000
                                                                   ------------
TOTAL MUNICIPAL BONDS
       (Cost $1,120,000)                                              1,120,000
                                                                   ------------


                                                         PAR
                                                        (000)          VALUE
                                                       -------     ------------
VARIABLE RATE OBLIGATIONS--11.9%
ASSET BACKED SECURITIES--0.8%
Cullinan Finance Corp. (c)(d)
    4.769%, 06/25/08                                   $ 1,115     $  1,114,937
Racers Trust 2004-6 MM (c)(d)
    4.833%, 01/22/08                                     1,000        1,000,000
                                                                   ------------
                                                                      2,114,937
                                                                   ------------
BANKS--9.2%
Bank of Montreal, Chicago(a)(c)
    4.996%, 11/10/08                                     2,425        2,425,000
Bank of Nova Scotia, New York (a)(c)
    5.170%, 07/03/08                                     2,200        2,199,489
Commonwealth Bank of Australia (b)(c)
    4.960%, 01/31/08                                    10,000       10,000,630
HBOS Treasury Services PLC (b)(c)(d)
    5.280%, 06/24/08                                     8,000        8,000,000
Westpac Banking Corp.(b)(c)
    5.785%, 10/10/08                                     2,000        2,000,000
                                                                   ------------
                                                                     24,625,119
                                                                   ------------
INSURANCE--1.9%
MetLife Global Funding I (c)(d)
    4.910%, 04/28/08                                     5,000        5,000,000
                                                                   ------------
TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $31,740,056)                                            31,740,056
                                                                   ------------
MASTER NOTES--1.5%
Bank of America Securities LLC (c)
    4.768%, 01/31/08                                     4,000        4,000,000
                                                                   ------------
TOTAL MASTER NOTES
       (Cost $4,000,000)                                              4,000,000
                                                                   ------------

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                         PAR
                                                        (000)          VALUE
                                                       -------     ------------
REPURCHASE AGREEMENT--9.9%
Deutsche Bank Securities, Inc.
    (Tri-Party Agreement dated 11/30/07 to
    be repurchased at $26,422,015,
    collateralized by $8,950,000 par value,
    Federal Home Loan Bank, 5.54%, due
    04/30/18; $8,950,000 par value, Federal
    Farm Credit Bank, 3.80%, due 12/17/07;
    $8,799,000 par value, Federal National
    Mortgage Association, 4.50%, due
    02/15/11; Market Value of the collateral is
    $27,207,773)
    4.550%, 12/03/07                                   $26,412     $ 26,412,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENT
       (Cost $26,412,000)                                            26,412,000
                                                                   ------------

TOTAL INVESTMENTS AT VALUE--99.9%
       (Cost $266,716,653*)                                         266,716,653

OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                             307,782
                                                                   ------------

NET ASSETS (APPLICABLE TO 243,939,479
BEDFORD SHARES AND 23,091,387 SANSOM
STREET SHARES )--100.0%                                            $267,024,435
                                                                   ============

NET ASSET VALUE, Offering and Redemption Price Per
Bedford Share ($243,935,299 / 243,939,479)                                $1.00
                                                                          =====

NET ASSET VALUE, Offering and Redemption Price Per
Sansom Street Share ($23,089,136 / 23,091,387)                            $1.00
                                                                          =====


*   Aggregate cost is the same for financial reporting and Federal tax purposes.
(a) Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(b) U.S. dollar denominated security issued by foreign domiciled entity.
(c) Variable Rate Obligations -- The interest rate shown is the rate as of November 30, 2007 and the maturity date shown is the next interest rate readjustment date or the maturity date.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
(e) Security has a 7 day put obligation.
INVESTMENT ABBREVIATIONS
IDR - Industrial Development Revenue
LOC - Letter of Credit

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                          NOVEMBER 30, 2007 (UNAUDITED)


                                                                       MARKET
SHARES              DESCRIPTION                                        VALUE
--------            -----------                                       --------
COMMON STOCK -- 99.4%
--------------------------------------------------------------------------------
                    SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 97.9%
                    ------------------------------------------------------------
    26,900          Associated Banc-Corp.                          $   731,949
   176,400          Bank of America Corp.                            8,137,332
    46,224          C&F Financial Corp.                              1,680,243
     3,600          Camden National Corp.                              106,920
    86,000          Capital Bank Corp.                               1,118,860
    40,400          Central Pacific Financial Corp.                    816,484
    22,700          Citigroup, Inc.                                    755,910
    12,300          Citizens Banking Corp.                             174,906
    37,000          City Holding Co.                                 1,331,260
    35,700          Comerica, Inc.                                   1,634,346
    19,400          Community Bankshares, Inc.                         251,230
   109,900          Corus Bankshares, Inc.                           1,042,951
    42,600          Financial Institutions, Inc.                       768,078
    40,500          First United Corp.                                 818,100
   139,900          Fremont General Corp.                              351,149
   294,000          JPMorgan Chase & Co.                            13,412,280
   210,400          KeyCorp                                          5,541,936
     3,917          MainSource Financial Group, Inc.                    58,990
   176,744          National Bankshares, Inc.                        3,391,717
   246,300          National City Corp.                              4,866,888
   242,166          Northrim BanCorp, Inc.                           4,535,769
   312,200          PAB Bankshares, Inc.                             4,679,878
   172,900          Pacific Premier Bancorp, Inc.*                   1,618,344
    12,000          Peoples Financial Corp.                            257,040
    50,194          Premier Financial Bancorp                          652,522
   186,800          Regions Financial Corp.                          4,937,124
   156,000          U.S. Bancorp                                     5,162,040
    11,700          Umpqua Holdings Corp.                              188,838
   102,900          UnionBanCal Corp.                                5,555,571
   238,942          Wachovia Corp.                                  10,274,506
                                                                   -----------
                                                                    84,853,161
                                                                   -----------
                    STATE & NATIONAL BANKS -- 1.5%
                    ------------------------------------------------------------
    25,500          Huntington Bancshares, Inc.                        400,095
    31,884          Rurban Financial Corp.                             412,260
    18,600          Taylor Capital Group, Inc.                         411,804
     5,000          Virginia Financial Group, Inc.                      86,300
                                                                   -----------
                                                                     1,310,459
                                                                   -----------
                    TOTAL COMMON STOCK (COST $94,572,045)           86,163,620
                                                                   -----------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                          NOVEMBER 30, 2007 (UNAUDITED)


                                                                       MARKET
SHARES              DESCRIPTION                                        VALUE
--------            -----------                                       --------
                    SHORT TERM INVESTMENT -- 0.9%
                    ------------------------------------------------------------
  $782,254          PNC Bank Money Market                          $   782,254
                                                                   -----------
                    TOTAL INVESTMENTS -- 100.3%
                    (COST $95,354,299)**                            86,945,874
                                                                   -----------
                    LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)   (276,815)
                                                                   -----------
                    NET ASSETS -- 100%                             $86,669,059
                                                                   ===========

     The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.
*    Non-income producing security.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost                                $95,354,299
                                              -----------

Gross unrealized appreciation                 $ 4,835,178
Gross unrealized depreciation                 (13,243,603)
                                              -----------
Net unrealized depreciation                   $(8,408,425)
                                              ===========

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.


                       See notes to financial statements.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                            Portfolio of Investments
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
COMMON STOCK--97.5%


BASIC INDUSTRIES--4.3%
  Neenah Paper, Inc.                                24,870     $    750,576
  Olin Corp.                                        27,555          577,002
  Rock-Tenn Co., Class A                            19,555          515,861
  Schweitzer-Mauduit International, Inc.            16,300          435,210
  Silgan Holdings, Inc.                             40,870        2,191,858
  UAP Holding Corp.                                 60,130        1,798,488
  USEC, Inc.*                                      270,885        2,223,966
                                                               ------------
                                                                  8,492,961
                                                               ------------
CAPITAL GOODS--8.4%
  Actuant Corp., Class A                            25,515          808,060
  Acuity Brands, Inc.                               40,925        1,616,128
  Beacon Roofing Supply, Inc.*                      70,005          644,746
  Brady Corp., Class A                              37,953        1,519,259
  CIRCOR International, Inc.                        13,360          579,690
  Drew Industries, Inc.*                            48,110        1,314,365
  DRS Technologies, Inc.                            32,421        1,919,647
  Federal Signal Corp.                              41,525          477,538
  Griffon Corp.*                                    50,590          653,623
  Lennox International, Inc.                        54,125        1,831,590
  LSI Industries, Inc.                              46,460          959,864
  NN, Inc.                                          80,620          715,099
  Nordson Corp.                                      8,905          470,184
  RBC Bearings, Inc.*                               17,400          639,972
  Rofin-Sinar Technologies, Inc.*                   10,365          943,630
  Trimas Corp.*                                     55,105          611,666
  WD-40 Co.                                         20,220          802,127
                                                               ------------
                                                                 16,507,188
                                                               ------------
COMMUNICATIONS--0.4%
  EarthLink, Inc.*                                 110,810          752,400
                                                               ------------
CONSUMER DURABLES--4.0%
  Champion Enterprises, Inc.*                      148,845        1,342,582
  MDC Holdings, Inc.                                55,755        1,973,169
  Natuzzi S.p.A. - ADR*                             57,265          297,205
  Sealy Corp.                                      145,565        1,898,168


                                                   NUMBER
                                                  OF SHARES         VALUE
                                                 -----------   ------------
CONSUMER DURABLES--(CONTINUED)
  Tempur-Pedic International, Inc.                  30,275     $    898,865
  Winnebago Industries, Inc.                        67,500        1,452,600
                                                               ------------
                                                                  7,862,589
                                                               ------------
CONSUMER NON-DURABLES--5.7%
  Alliance One International, Inc.*                123,505          510,076
  Brown Shoe Co., Inc.                              31,732          538,492
  Hartmarx Corp.*                                  181,065          724,260
  Matthews International Corp., Class A             39,005        1,721,681
  Nu Skin Enterprises, Inc., Class A               147,515        2,609,540
  Oxford Industries, Inc.                           42,895        1,062,509
  Tupperware Corp.                                  28,010          976,989
  Universal Corp.                                    8,705          467,284
  Warnaco Group, Inc., (The)*                       73,145        2,699,051
                                                               ------------
                                                                 11,309,882
                                                               ------------
CONSUMER SERVICES--21.0%
  ABM Industries, Inc.                              50,760        1,035,504
  ACCO Brands Corp.*                                65,910        1,101,356
  Asbury Automative Group, Inc.                     53,010          887,387
  Asset Acceptance Capital Corp.                    59,405          671,277
  Bowne & Co., Inc.                                 59,820        1,080,349
  Build-A-Bear-Workshop, Inc.*                      56,935          897,865
  CBIZ, Inc.*                                      122,990        1,136,428
  Charlotte Russe Holding, Inc.*                    58,895          969,412
  Charming Shoppes, Inc.*                          177,525          981,713
  Children's Place Retail Stores, Inc., (The)*      29,260          832,740
  Cornell Companies, Inc.*                          27,415          644,801
  Dress Barn, Inc., (The)*                          53,345          754,298
  Ennis, Inc.                                       46,340          850,802
  Finish Line, Inc., (The), Class A                 62,855          235,706
  FTI Consulting, Inc.*                             17,740        1,011,180
  G&K Services, Inc., Class A                       30,710        1,248,976
  Gevity HR, Inc.                                  107,405          456,471
  Golfsmith International Holdings, Inc.*          113,770          455,080
  Group 1 Automotive, Inc.                          38,910        1,045,901

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
CONSUMER SERVICES--(CONTINUED)
  IKON Office Solutions, Inc.                      105,050     $  1,326,781
  infoUSA, Inc.                                    106,560          919,613
  Journal Communications, Inc., Class A             36,910          335,881
  Kforce, Inc.*                                     42,136          457,176
  Knoll, Inc.                                       87,410        1,527,927
  Lithia Motors, Inc., Class A                      25,200          393,120
  Live Nation, Inc.*                               159,370        2,138,745
  MAXIMUS, Inc.                                     26,305        1,025,895
  Mothers Work, Inc.*                               38,155          649,398
  MPS Group, Inc.*                                  79,190          879,009
  Performance Food Group Co.*                       55,960        1,549,532
  PetMed Express, Inc.*                             56,296          717,211
  Rent-A-Center, Inc.*                              39,100          553,656
  Restoration Hardware, Inc.*                      313,525        2,213,486
  Schawk, Inc.                                      49,460          710,740
  Scholastic Corp.*                                 43,565        1,535,231
  School Specialty, Inc.*                           19,285          688,282
  Spherion Corp.*                                   66,690          518,848
  Standard Parking Corp.*                           17,415          807,534
  Steiner Leisure Ltd.*                             17,145          732,091
  Universal Technical Institute, Inc.*              45,120          795,466
  Valassis Communications, Inc.*                   157,975        1,947,832
  Watson Wyatt Worldwide, Inc., Class A             32,645        1,503,302
  World Fuel Services Corp.                         36,140        1,143,470
                                                               ------------
                                                                 41,367,472
                                                               ------------
ENERGY--4.2%
  Bristow Group, Inc.*                              42,475        2,336,125
  Compton Petroleum Corp.*                          94,445          747,060
  Comstock Resources, Inc.*                         26,755          896,292
  Hornbeck Offshore Services, Inc.*                 18,035          742,501
  Newpark Resources, Inc.*                         161,260          867,579
  Petrohawk Energy Corp.*                           50,920          829,996
  Rosetta Resources, Inc.*                          32,725          598,868
  Whiting Petroleum Corp.*                          25,700        1,354,904
                                                               ------------
                                                                  8,373,325
                                                               ------------
                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
FINANCE--17.2%
  Advanta Corp., Class B                            75,962     $    760,380
  American Equity Investment Life Holding Co.       80,860          728,549
  Amerisafe, Inc.*                                  76,470        1,166,932
  Apollo Investment Corp.                           73,430        1,300,445
  Aspen Insurance Holdings Ltd.                     43,405        1,250,064
  BankUnited Financial Corp., Class A              159,373        1,271,797
  CNA Surety Corp.*                                 72,335        1,492,271
  Cowen Group., Inc.*                               59,535          638,811
  FBR Capital Markets Corp.*                        31,550          317,709
  Federal Agricultural Mortgage Corp., Class C      70,685        1,923,339
  Hanover Insurance Group, Inc., (The)              11,980          540,298
  Hilb Rogal & Hobbs Co.                            13,875          593,156
  Horace Mann Educators Corp.                       55,445        1,084,504
  IndyMac Bancorp, Inc.                            110,090        1,051,360
  Infinity Property & Casualty Corp.                13,875          542,374
  IPC Holdings Ltd.                                 98,375        2,907,965
  KMG America Corp.*                               237,000        1,469,400
  LandAmerica Financial Group, Inc.                 31,245          822,368
  Max Re Capital Ltd.                              115,650        3,274,051
  Navigators Group, Inc., (The)*                    19,305        1,133,203
  Platinum Underwriters Holdings Ltd.              114,685        4,165,359
  ProAssurance Corp.*                               30,180        1,655,071
  Quanta Capital Holdings Ltd.*                    125,735          345,771
  Safety Insurance Group, Inc.                      32,235        1,176,900
  SeaBright Insurance Holdings, Inc.*               39,380          610,784
  State Auto Financial Corp.                        39,690        1,106,557
  United America Indemnity Ltd., Class A*           32,495          643,401
                                                               ------------
                                                                 33,972,819
                                                               ------------
HEALTH CARE--14.8%
  Alpharma, Inc., Class A*                          63,165        1,326,465
  Amedisys, Inc.*                                   14,553          620,845

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
HEALTH CARE--(CONTINUED)
  Conmed Corp.*                                     58,905     $  1,465,556
  Haemonetics Corp.*                                24,610        1,427,626
  Healthspring, Inc.*                               74,610        1,410,129
  Home Diagnostics, Inc.*                          100,730          782,672
  ICU Medical, Inc.*                                16,965          629,741
  Invacare Corp.                                    65,320        1,698,320
  Kindred Healthcare, Inc.*                         76,855        1,888,327
  LifePoint Hospitals, Inc.*                        73,425        2,323,167
  Lincare Holdings, Inc.*                           42,190        1,442,476
  Magellan Health Services, Inc.*                   14,660          666,297
  Medical Action Industries, Inc.*                  27,940          559,079
  Mentor Corp.                                      46,040        1,730,644
  Odyssey HealthCare, Inc.*                         87,380          873,800
  Owens & Minor, Inc.                               41,485        1,629,116
  Perrigo Co.                                       92,030        2,843,727
  PRA International*                                23,700          718,110
  RehabCare Group, Inc.*                            46,175        1,066,643
  Res-Care, Inc.*                                   27,355          623,147
  Symmetry Medical, Inc.*                          107,075        1,803,143
  U.S. Physical Therapy, Inc.*                      77,955        1,070,322
  Vital Signs, Inc.                                 12,890          682,010
                                                               ------------
                                                                 29,281,362
                                                               ------------
OTHER--6.8%
  Anworth Mortgage Asset Corp. (REIT)              273,100        1,917,162
  Ares Capital Corp.                                78,685        1,184,996
  Ashford Hospitality Trust, Inc. (REIT)            59,415          459,872
  CapLease, Inc. (REIT)                             70,665          621,852
  Friedman, Billings, Ramsey Group, Inc., Class A  398,990        1,192,980
  Gladstone Capital Corp.                           33,985          665,766
  Gladstone Commercial Corp. (REIT)                 39,190          674,460
  KKR Financial Holdings LLC                        62,442          950,992
  Lexington Realty Trust (REIT)                     55,070          974,188
  Meruelo Maddux Properties, Inc.*                 113,905          478,401


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
OTHER--(CONTINUED)
  MFA Mortgage Investments, Inc. (REIT)            274,525     $  2,410,329
  Origen Financial, Inc. (REIT)                    137,725          676,230
  Redwood Trust, Inc. (REIT)                        37,100        1,132,663
                                                               ------------
                                                                 13,339,891
                                                               ------------
TECHNOLOGY--9.1%
  Acxiom Corp.                                      47,000          579,040
  Avid Technology, Inc.*                            34,000          902,020
  Bel Fuse, Inc., Class B                           19,030          569,378
  Benchmark Electronics, Inc.*                      29,610          531,500
  CIBER, Inc.*                                      96,210          656,152
  Electronics For Imaging, Inc.*                    61,550        1,411,957
  Emulex Corp.*                                     80,900        1,355,075
  EnerSys*                                          28,815          670,525
  Gilat Satellite Networks Ltd.*                    76,010          809,506
  Goldleaf Financial Solutions, Inc.*              131,365          229,889
  Hypercom Corp.*                                  120,270          643,445
  Ikanos Communications, Inc.*                      76,780          455,305
  Imation Corp.                                     26,375          529,346
  Insight Enterprises, Inc.*                        42,460          841,133
  Mercury Computer Systems, Inc.*                   36,405          533,697
  PAR Technology Corp.*                             85,220          623,810
  Photronics, Inc.*                                 65,455          673,532
  Planar Systems, Inc.*                             95,685          543,491
  Smart Modular Technologies*                      114,670          963,228
  Sycamore Networks, Inc.*                         191,865          738,680
  Technitrol, Inc.                                  78,560        2,103,051
  Verigy Ltd.*                                      60,405        1,530,059
                                                               ------------
                                                                 17,893,819
                                                               ------------
TRANSPORTATION--0.7%
  Pacer International, Inc.                         80,835        1,112,290
  Quality Distribution, Inc.*                       73,540          364,758
                                                               ------------
                                                                  1,477,048
                                                               ------------
UTILITIES--0.9%
  Puget Energy, Inc.                                64,375        1,807,006
                                                               ------------
TOTAL COMMON STOCK
  (Cost $192,849,847)                                           192,437,762
                                                               ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             SMALL CAP VALUE FUND II
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
    SHORT-TERM INVESTMENT--2.0%

      PNC Bank Money Market Deposit Account       3,921,529    $  3,921,529
                                                               ------------
    TOTAL SHORT-TERM INVESTMENT
    (Cost $3,921,529)                                             3,921,529
                                                               ------------
    TOTAL INVESTMENTS--99.5%
    (COST $196,771,376)**                                       196,359,291
    OTHER ASSETS IN EXCESS OF LIABILITIES--0.5%                     899,149
                                                               ------------
    NET ASSETS--100.0%                                         $197,258,440
                                                               ============

ADR  ---  American Depository Receipt.
REIT ---  Real Estate Investment Trust
*    ---  Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost                                                 $196,771,376
                                                               ------------
Gross unrealized appreciation                                  $ 28,786,581
Gross unrealized depreciation                                   (29,198,666)
                                                               ------------
Net unrealized depreciation                                    $   (412,085)
                                                               ============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                            ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2007
                                   (UNAUDITED)




                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
LONG POSITIONS--114.5%

DOMESTIC COMMON STOCK--99.7%

BASIC INDUSTRIES--2.2%
  Graphic Packaging Corp.*                         313,885     $  1,286,928
  Kapstone Paper And Packaging Corp.*               71,475          492,463
                                                               ------------
                                                                  1,779,391
                                                               ------------
CAPITAL GOODS--7.3%
  Dynamics Research Corp.*                          54,037          591,705
  Keystone Consolidated Industries, Inc.*           12,115          164,158
  KHD Humboldt Wedag International Ltd.*            31,535        1,003,444
  Lockheed Martin Corp.                              6,020          666,233
  LSB Industries, Inc.*                             37,225          844,263
  Research Frontiers, Inc.*                         22,711          222,341
  Superior Essex, Inc. +*                           26,450          641,677
  Thermadyne Holdings Corp.*                        85,387        1,045,991
  TurboSonic Technologies, Inc.*                   252,083          226,875
  WD-40 Co.                                         14,853          589,218
                                                               ------------
                                                                  5,995,905
                                                               ------------
COMMUNICATIONS--4.2%
  Check Point Software Technologies Ltd.*           45,215        1,031,806
  Copernic, Inc.*                                   44,553           78,413
  HireRight, Inc.*                                  73,543          920,023
  Optio Software, Inc.*                            136,395          204,593
  Quepasa Corp.*                                    23,015           49,252
  Vodafone Group PLC - ADR                          30,710        1,143,948
                                                               ------------
                                                                  3,428,035
                                                               ------------
CONSUMER DURABLES--2.0%
  Crown Crafts, Inc.*                               48,374          185,756
  STRATTEC SECURITY CORP.                            4,941          219,380
  Toll Brothers, Inc.*                              47,150          974,591
  Wescast Industries, Inc.                          23,500          238,173
                                                               ------------
                                                                  1,617,900
                                                               ------------

                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
CONSUMER NON-DURABLES--10.2%
  Brown Shoe Co., Inc.                              49,165     $    834,330
  CCA Industries, Inc.                              65,793          640,824
  Coca-Cola Femsa S.A. de C.V. - ADR                19,610          888,921
  Female Health Co., (The)*                         72,710          186,138
  Hines Horticulture, Inc.*                        359,679           28,774
  Loews Corp.                                       45,160        2,158,196
  Mattel, Inc.                                      45,410          907,292
  Nestle S.A. - ADR                                 10,595        1,273,877
  Overhill Farms, Inc.*                             75,025          231,077
  Skechers U.S.A., Inc., Class A*                   38,115          863,305
  Tandy Brand Accessories, Inc.                     37,701          357,783
                                                               ------------
                                                                  8,370,517
                                                               ------------
CONSUMER SERVICES--8.3%
  Alloy, Inc.*                                      28,260          190,755
  Children's Place Retail Stores, Inc., (The)*      21,075          599,794
  China Finance Online Co., Ltd - ADR*              17,302          405,559
  Coinstar, Inc.*                                   29,205          763,127
  Cornell Companies, Inc.*                          23,810          560,011
  Ennis, Inc.                                       19,195          352,420
  Gmarket, Inc. - ADR*                              25,955          602,675
  Hiedrick & Struggles International, Inc.          24,680          895,144
  Local.com Corp.*                                  57,241          239,267
  Lululemon Athletica, Inc.*                        15,692          575,426
  McGraw-Hill Companies, Inc., (The)                 8,615          422,824
  Moody's Corp.                                      9,850          370,951
  Premier Exhibitions, Inc.*                        14,425          156,944
  SumTotal Systems, Inc.*                           98,480          474,674
  Thermoenergy Corp.*                              137,231          137,231
                                                               ------------
                                                                  6,746,802
                                                               ------------
                                       1

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
ENERGY--0.1%
  Particle Drilling Technologies, Inc.*             28,605     $     87,245
                                                               ------------

FINANCE--17.4%
  Aegon N.V.                                        40,655          722,439
  American International Group, Inc.                32,900        1,912,477
  Citigroup, Inc.                                   25,265          841,325
  Comerica, Inc.                                    11,110          508,616
  Countrywide Financial Corp.                       37,675          407,644
  Freddie Mac                                       45,660        1,601,296
  Investors Title Co.                                6,710          253,303
  IPC Holdings Ltd.                                 16,560          489,514
  Legg Mason, Inc.                                  14,150        1,079,786
  Life Partners Holdings, Inc.                       8,300          292,990
  Merrill Lynch & Co., Inc.                          8,790          526,873
  PHH Corp.*                                        29,600          655,936
  Platinum Underwriters Holdings Ltd.               12,595          457,450
  Reinsurance Group of America, Inc.                15,750          852,232
  State Street Corp.                                10,820          864,410
  Stewart Information Services Corp.*               17,935          485,500
  TFS Financial Corp.*                              75,035          926,682
  Torchmark Corp.                                   11,325          698,526
  Wesco Financial Corp.                              1,590          686,880
                                                               ------------
                                                                 14,263,879
                                                               ------------
HEALTH CARE--25.0%
  Alpha Pro Tech Ltd.*                             438,940          737,419
  American BIO Medica Corp.*                       298,625          188,134
  American Dental Partners, Inc.*                   50,517        1,006,804
  E-Z-Em, Inc.*                                     59,554        1,232,768
  GlaxoSmithKline PLC - ADR                         17,720          933,490
  Health Grades, Inc.*                              67,655          367,367
  Health Net, Inc.*                                 11,480          557,698
  Hi-Tech Pharmacal Co., Inc.*                      36,678          368,247
  Home Diagnostics, Inc.*                          122,970          955,477
  iLinc Communications, Inc.*                      197,415          104,630
  Johnson & Johnson                                 33,175        2,247,274


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
  Lincare Holdings, Inc.*                           14,435     $    493,533
  Matrixx Initiatives, Inc.*                        27,570          446,358
  McKesson Corp.                                    14,660          978,262
  MEDecision, Inc.*                                109,300          309,319
  MTS Medication Technologies, Inc.*                60,730          756,088
  Orthofix International N.V.*                      30,801        1,799,086
  Osteotech, Inc.*                                  99,015          813,903
  Pfizer, Inc.                                     101,950        2,422,332
  Pharsight Corp.                                   38,073          201,787
  PHC, Inc., Class A*                              375,905        1,052,534
  Sanofi-Aventis - ADR                              24,745        1,174,398
  Span-America Medical Systems, Inc.                16,805          200,652
  Unilens Vision, Inc.                             113,802          422,774
  Vital Signs, Inc.                                 12,210          646,031
                                                               ------------
                                                                 20,416,365
                                                               ------------
OTHER--1.1%
  Friedman, Billings, Ramsey Group,
    Inc., Class A                                  125,430          375,036
  SWA Ltd.*                                         55,850                0
  United Capital Corp.*                             21,125          536,575
                                                               ------------
                                                                    911,611
                                                               ------------

TECHNOLOGY--21.9%
  Accenture Ltd., Class A                           22,120          764,467
  Advanced Battery Technologies, Inc.*              17,635           79,710
  Akeena Solar, Inc.*                               27,175          142,125
  Avnet, Inc.*                                      11,280          389,160
  Bel Fuse, Inc., Class A                           30,245        1,057,063
  Brocade Communications Systems, Inc.*            111,855          815,423
  CAM Commerce Solutions, Inc.                      33,291        1,500,758
  Captaris, Inc.*                                  117,591          477,419
  CGI Group, Inc. Class A*                          72,125          820,782
  DIGI International, Inc.*                         91,426        1,406,132
  DivX, Inc.                                        27,665          468,368
  Electronic Clearing House, Inc.*                  38,183          382,212
  McAfee, Inc.*                                     25,925        1,009,779
  Metalink Ltd.*                                    24,360          116,684

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
  MIPS Technologies, Inc.*                          64,870     $    368,462
  MoneyGram International, Inc.                     65,655        1,013,713
  NetList, Inc.*                                    27,168           64,660
  NU Horizons Electronics Corp.*                    89,316          602,883
  Optical Cable Corp.*                              33,772          135,426
  PLATO Learning, Inc.*                             73,220          298,738
  Radyne Corp.*                                     30,545          280,403
  Richardson Electronics Ltd.                       82,785          538,930
  Sigmatel, Inc.*                                   33,175           65,023
  SourceForge, Inc.*                               305,135          704,862
  Sykes Enterprises, Inc.*                          77,310        1,427,143
  Symantec Corp.*                                   46,215          822,627
  Telular Corp.*                                   165,463        1,108,602
  Tier Technologies, Inc., Class B*                 98,245          892,065
  Wireless Ronin Technologies, Inc.*                65,515          192,614
                                                               ------------
                                                                 17,946,233
                                                               ------------
  TOTAL DOMESTIC COMMON STOCK
  (Cost $83,886,712)                                             81,563,883
                                                               ------------
  WARRANTS--0.3%

  CONSUMER SERVICES--0.3%
    Endeavor Acquisition Corp.*                     31,045          236,253
                                                               ------------
  TOTAL WARRANTS
    (Cost $91,123)                                                  236,253
                                                               ------------
  SHORT-TERM INVESTMENT--14.5%

  SHORT-TERM INVESTMENT--14.5%
    PNC Bank Money Market Deposit Account       11,886,707       11,886,707
                                                               ------------
  TOTAL SHORT-TERM INVESTMENT
    (Cost $11,886,707)                                           11,886,707
                                                               ------------
  TOTAL LONG POSITIONS--114.5%
    (COST $95,864,542)                                           93,686,843
                                                               ------------

SECURITIES SOLD SHORT--(39.2%)

BASIC INDUSTRIES--(2.6%)
  Allegheny Technologies, Inc.                      (5,930)        (579,657)
  Bucyrus International, Inc.                       (3,275)        (287,250)
  Carpenter Technology Corp.                        (7,990)        (602,846)

                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
  Ener1, Inc.*                                     (39,670)    $    (28,166)
  Ethanex Energy, Inc.*                            (10,880)          (2,600)
  Hybrid Technologies, Inc.*                       (31,322)         (68,282)
  Titanium Metals Corp.                            (15,640)        (464,039)
  Uranium Energy Corp.*                            (19,125)         (70,571)
                                                               ------------
                                                                 (2,103,411)
                                                               ------------
CAPITAL GOODS--(4.3%)
  Astronics Corp.*                                  (5,700)        (300,333)
  DynaMotive Energy Systems Corp.*                 (42,618)         (34,094)
  Fortress International Group, Inc.*               (7,845)         (41,186)
  ICF International, Inc.*                         (12,220)        (315,887)
  Ionatron, Inc.*                                  (71,170)        (246,248)
  Ladish Co., Inc.*                                 (5,110)        (225,657)
  Layne Christensen Co.*                            (4,865)        (277,062)
  Medefile International, Inc.*                     (1,902)          (1,075)
  Microvision, Inc.*                               (55,980)        (227,279)
  Nano-Proprietary, Inc.*                          (12,485)         (13,234)
  Research Frontiers, Inc.*                        (22,711)        (222,341)
  Smith & Wesson Holding Corp.*                    (13,635)        (135,804)
  Sulphco, Inc.*                                   (71,071)        (376,676)
  Sun Hydraulics Corp.                              (8,415)        (244,456)
  Terra Nostra Resources Corp.*                     (1,475)          (7,427)
  Titan International, Inc.                        (16,230)        (445,676)
  TurboChef Technologies, Inc.*                    (11,933)        (177,444)
  Vicor Corp.                                      (15,455)        (223,170)
                                                               ------------
                                                                 (3,515,049)
                                                               ------------
COMMUNICATIONS--(3.0%)
  Acme Packet, Inc.                                (27,060)        (332,838)
  China Finance Online Co., Ltd. - ADR*            (17,302)        (405,559)
  Copernic, Inc.*                                  (71,428)        (125,713)
  CTC Communications Group, Inc.*                  (98,900)             (10)
  Dealertrack Holdings, Inc.                        (5,214)        (221,804)
  DigitalFX International, Inc.*                      (906)          (2,283)
  Gaiam, Inc.*                                     (13,380)        (315,099)
  Globalstar, Inc*                                 (30,137)        (273,343)
  Imergent, Inc.                                   (24,040)        (297,134)
  Interliant, Inc.*                                   (600)               0

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
  Netflix, Inc.*                                   (11,015)    $   (254,447)
  NETGEAR, Inc.*                                    (5,150)        (174,533)
  One Communications Corp.*                        (37,790)              (4)
  Quepasa Corp.*                                   (23,015)         (49,252)
  Zingo, Inc.*                                        (835)            (426)
                                                               ------------
                                                                 (2,452,445)
                                                               ------------
CONSUMER DURABLES--(1.4%)
  Digital Theater Systems, Inc.*                   (11,825)        (292,669)
  iRobot Corp. +*                                  (16,005)        (256,400)
  Media Sciences International, Inc.*              (29,417)        (119,433)
  PMC-Sierra, Inc.*                                (32,075)        (225,166)
  QSound Labs, Inc.*                                (6,740)         (14,828)
  Raser Technologies, Inc.*                        (19,232)        (239,823)
                                                               ------------
                                                                 (1,148,319)
                                                               ------------
CONSUMER NON-DURABLES--(4.8%)
  Amish Naturals, Inc.*                            (11,454)         (13,745)
  Andersons, Inc., (The)                            (6,700)        (284,214)
  Cal-Maine Foods, Inc.                            (17,205)        (423,759)
  Crocs, Inc.*                                      (6,380)        (249,011)
  Guess?, Inc.                                      (5,185)        (243,332)
  Hansen Natural Corp.*                            (15,030)        (652,452)
  Imperial Sugar Co.                               (11,901)        (271,581)
  Javo Beverage Co., Inc.*                         (41,595)         (35,356)
  Jones Soda Co.*                                  (23,460)        (154,836)
  Skins, Inc.*                                     (22,913)          (5,385)
  Star Scientific, Inc.*                          (143,137)        (135,980)
  SunOpta, Inc.*                                   (29,865)        (427,368)
  True Religion Apparel, Inc.*                     (13,985)        (243,619)
  USANA Health Sciences, Inc.*                      (5,400)        (225,072)
  Valence Technology, Inc.*                        (57,915)        (133,205)
  Volcom, Inc.*                                    (15,225)        (410,618)
                                                               ------------
                                                                 (3,909,533)
                                                               ------------
CONSUMER SERVICES--(10.8%)
  Advanced Battery Technologies, Inc.*             (17,635)         (79,710)
  Aero Grow International, Inc.                    (22,092)        (113,774)
  Buffalo Wild Wings, Inc.*                        (10,630)        (307,313)
  CarMax, Inc.*                                    (11,755)        (268,837)

                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
  China International Tourism Holdings Ltd.*       (13,984)    $       (531)
  Concur Technologies, Inc.*                        (8,690)        (326,396)
  Crown Media Holdings, Inc., Class A*             (30,315)        (220,390)
  Document Securities Systems, Inc.*               (13,285)         (93,792)
  Escala Group, Inc.*                               (7,966)         (16,729)
  FTD Group, Inc.                                  (25,655)        (343,777)
  GameStop Corp., Class A*                          (9,790)        (562,436)
  Genius Products, Inc.*                           (64,300)        (120,241)
  Industrial Services of America, Inc.             (10,110)         (74,106)
  Iron Mountain, Inc.*                             (13,650)        (497,952)
  L-1 Identity Soloutions, Inc.*                   (20,810)        (386,646)
  Liquidity Services, Inc.*                        (20,235)        (241,606)
  Local.com Corp.*                                 (57,241)        (239,267)
  Lululemon Athletica, Inc.                        (15,692)        (575,426)
  Medis Technologies Ltd.*                         (18,384)        (234,764)
  Medis Technologies Ltd. Rights                    (1,988)               0
  Neutron Enterprises, Inc.*                        (1,423)            (398)
  Nutri/System, Inc.*                              (12,365)        (310,980)
  Overstock.com, Inc.*                             (11,265)        (261,010)
  PokerTek, Inc.*                                  (11,545)         (85,318)
  Premier Exhibitions, Inc.*                       (45,582)        (495,932)
  Rewards Network, Inc.*                           (79,155)        (413,981)
  Ritchie Bros. Auctioneers, Inc.                   (6,000)        (444,600)
  Riverbed Technology, Inc.*                       (11,220)        (317,302)
  Satellite Newspapers Corp.*                       (8,615)              (5)
  Urban Outfitters, Inc.*                          (12,740)        (333,788)
  Vail Resorts, Inc.*                               (7,145)        (396,619)
  Voyant International Corp.*                      (23,230)          (3,020)
  Watsco, Inc.                                      (5,890)        (213,512)
  Wynn Resorts Ltd.                                 (3,825)        (485,545)
  Zumiez, Inc.*                                    (13,500)        (375,300)
                                                               ------------
                                                                 (8,841,003)
                                                               ------------
ENERGY--(1.4%)
  Akeena Solar, Inc.*                              (40,380)        (211,188)
  Clean Energy Fuels Corp.*                        (12,840)        (191,573)
  Energytec, Inc.*                                      (1)               0

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)

                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
  PowerSecure International, Inc.*                 (53,010)    $   (728,357)
                                                               ------------
                                                                 (1,131,118)
                                                               ------------
FINANCE--(1.6%)
  First Marblehead Corp., (The)                     (7,490)        (224,775)
  Franklin Credit Management Corp.*                (19,934)         (20,931)
  Ladenburg Thalmann Financial Services, Inc.*          (1)              (1)
  Life Partners Holdings, Inc.                     (15,458)        (545,650)
  OptionsXpress Holdings, Inc.                     (16,740)        (509,063)
                                                               ------------
                                                                 (1,300,420)
                                                               ------------
HEALTH CARE--(2.8%)
  Align Technology, Inc.*                          (20,465)        (345,654)
  Conceptus, Inc.*                                 (11,400)        (229,026)
  CPC of America, Inc.*                             (3,045)         (22,076)
  InterMune, Inc.*                                  (7,700)        (125,048)
  Isolagen, Inc.*                                  (35,030)         (99,836)
  Medivation, Inc.*                                 (8,190)        (111,384)
  Minrad International, Inc.*                      (30,110)         (81,598)
  ReGeneRx Biopharmaceuticals, Inc.*                  (200)            (288)
  RemoteMDX, Inc.*                                (110,430)        (441,720)
  Spectranetics Corp.*                             (13,685)        (207,601)
  ThermoGenesis Corp.*                             (38,310)         (82,366)
  Third Wave Technologies, Inc.*                   (20,295)        (163,781)
  Uluru, Inc.                                      (44,490)        (153,491)
  Volcano Corp.*                                   (16,995)        (248,297)
                                                               ------------
                                                                 (2,312,166)
                                                               ------------
TECHNOLOGY--(6.2%)
  American Superconductor Corp.*                   (10,265)        (247,797)
  ANTS Software, Inc.*                             (21,184)         (18,430)
  Axis Technologies Group, Inc.*                    (7,145)          (4,358)
  Ciena Corp.*                                      (6,355)        (279,493)
  ConSyGen, Inc.*                                     (200)               0
  Convera Corp., Class A*                          (29,462)         (76,307)
  Exlservice Holdings, Inc.*                       (18,420)        (441,527)
  Foldera, Inc.*                                   (11,875)          (1,188)
  Garmin Ltd.                                       (5,290)        (567,882)
  Infinera Corp.*                                   (7,970)        (173,826)


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
  Integral Technologies, Inc.*                     (36,965)    $    (57,296)
  Interactive Intelligence, Inc.*                  (10,000)        (260,800)
  Juniper Networks, Inc.*                           (8,990)        (267,183)
  LML Payment Systems, Inc.*                       (11,808)         (39,321)
  MDI, Inc.*                                       (17,085)         (11,784)
  Metalink Ltd.*                                   (48,110)        (230,447)
  Multi-Fineline Electronix, Inc.*                 (12,230)        (223,442)
  Neomagic Corp.*                                   (5,548)         (17,310)
  Nestor, Inc.*                                    (21,900)         (15,549)
  NVE Corp.*                                        (5,305)        (148,964)
  Palm, Inc.                                       (42,860)        (298,734)
  ParkerVision, Inc.*                              (25,007)        (245,819)
  Raining Data Corp.*                              (17,933)         (81,595)
  Sapient Corp.*                                   (27,835)        (201,525)
  SPSS, Inc.*                                       (6,845)        (247,378)
  Supertex, Inc.*                                  (14,785)        (501,951)
  Tiger Telematics, Inc.*                          (16,610)             (50)
  Universal Display Corp.*                          (8,075)        (133,722)
  Vyyo, Inc.*                                      (23,618)        (108,879)
  Western Digital Corp.*                            (7,315)        (202,113)
  WorldWater & Solar Technologies Corp.*            (2,658)          (5,369)
  Xybernaut Corp.*                                 (35,000)            (980)
                                                               ------------
                                                                 (5,111,019)
                                                               ------------
UTILITIES--(0.3%)
  SJW Corp.                                         (6,310)        (211,133)
                                                               ------------
TOTAL SECURITIES SOLD SHORT
  (Proceeds $35,827,064)                                        (32,035,616)
                                                               ------------
NET INVESTMENTS IN SECURITIES--75.3%
  (COST $60,037,478**)                                           61,651,227
OTHER ASSETS IN EXCESS OF LIABILITIES--24.7%                     20,183,904
                                                               ------------
NET ASSETS--100.0%                                             $ 81,835,131
                                                               ============


ADR  -- American Depository Receipt.

+    -- Security  position is either  entirely or partially held in a segregated account as collateral for securities sold short.

*    -- Non-income producing.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                             LONG/SHORT EQUITY FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                                         $ 60,037,478
                                                               ------------
        Gross unrealized appreciation                          $ 11,403,659
        Gross unrealized depreciation                            (9,789,910)
                                                               ------------
        Net unrealized appreciation                            $  1,613,749
                                                               ============

        For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                            ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                              LARGE CAP VALUE FUND
                            Portfolio of Investments
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------    -----------

COMMON STOCK--102.9%

BASIC INDUSTRIES--0.8%
    PPG Industries, Inc.                                 7,440      $   510,682
                                                                    -----------

CAPITAL GOODS--8.3%
    Emerson Electric Co.                                 7,305          416,531
    Honeywell International, Inc.                       14,560          824,387
    Lockheed Martin Corp.                               22,720        2,514,423
    United Technologies Corp.                           20,865        1,560,076
                                                                    -----------
                                                                      5,315,417
                                                                    -----------

COMMUNICATIONS--2.9%
    Telecom Corp. New Zealand Ltd. - ADR                16,320          267,974
    Vodafone Group PLC - ADR                            30,937        1,152,403
    Windstream Corp.                                    34,353          444,872
                                                                    -----------
                                                                      1,865,249
                                                                    -----------

CONSUMER NON-DURABLES--11.4%
    Altria Group, Inc.                                  20,912        1,621,935
    Loews Corp.                                         21,450        1,025,095
    Loews Corp. - Carolina Group                         5,035          447,863
    Mattel, Inc.                                        15,970          319,081
    Molson Coors Brewing Co.,
         Class B                                        10,690          575,550
    NIKE, Inc., Class B                                 14,615          959,475
    Procter & Gamble Co., (The)                         28,255        2,090,870
    Scientific Games Corp., Class A*                     9,265          300,093
                                                                    -----------
                                                                      7,339,962
                                                                    -----------

CONSUMER SERVICES--7.7%
    Advance Auto Parts, Inc.                             9,430          339,103
    Avis Budget Group, Inc.*                            13,135          197,419
    CBS Corp., Class B                                  15,965          437,920
    Clear Channel Communications, Inc.                  15,995          574,220
    Liberty Media Holding Capital, Series A*             4,897          583,037
    Omnicom Group, Inc.                                 13,160          641,550


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------    -----------

CONSUMER SERVICES--(CONTINUED)
    R. R. Donnelley & Sons Co.                          19,550      $   716,703
    Ross Stores, Inc.                                   14,410          380,136
    Time Warner, Inc.                                   61,286        1,057,796
                                                                    -----------
                                                                      4,927,884
                                                                    -----------

ENERGY--14.7%
    Apache Corp.                                        12,360        1,196,324
    Chesapeake Energy Corp.                             19,230          727,856
    Chevron Corp.                                       13,696        1,202,098
    ConocoPhillips                                      29,000        2,321,160
    Dresser-Rand Group, Inc.*                           13,270          472,412
    Exxon Mobil Corp.                                   23,294        2,076,893
    Total SA - ADR                                      17,520        1,417,718
                                                                    -----------
                                                                      9,414,461
                                                                    -----------

FINANCE--22.8%
    ACE Ltd.                                            17,649        1,055,940
    American International Group, Inc.                  28,888        1,679,259
    Bank of New York Mellon Corp., (The)                14,627          701,511
    Berkshire Hathaway, Inc., Class B*                     578        2,710,820
    Citigroup, Inc.                                     43,358        1,443,821
    Commerce Bancorp, Inc.                              23,715          944,331
    Freddie Mac                                         22,932          804,225
    JPMorgan Chase & Co.                                21,930        1,000,447
    Lincoln National Corp.                               7,305          449,769
    MBIA, Inc.                                          18,781          685,694
    Merrill Lynch & Co., Inc.                           22,090        1,324,075
    State Street Corp.                                   5,065          404,643
    Travelers Companies, Inc., (The)                    21,029        1,116,850
    Wells Fargo & Co.                                    9,160          297,059
                                                                    -----------
                                                                     14,618,444
                                                                    -----------

HEALTH CARE--15.3%
    Amgen, Inc.*                                         7,515          415,204
    CIGNA Corp.                                         13,640          731,240
    Covidien Ltd.                                       10,202          409,202
    DaVita, Inc.*                                       12,835          795,257
    Johnson & Johnson                                   38,961        2,639,218

                            ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                              LARGE CAP VALUE FUND
                      Portfolio of Investments (Continued)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                        NUMBER
                                                      OF SHARES        VALUE
                                                     -----------    -----------

HEALTH CARE--(CONTINUED)
    Lincare Holdings, Inc.*                              8,870      $   303,265
    McKesson Corp.                                       9,245          616,919
    Pfizer, Inc.                                        70,012        1,663,485
    Quest Diagnostics, Inc.                             10,375          571,248
    WellPoint, Inc.*                                    11,420          961,678
    Wyeth                                               14,515          712,686
                                                                    -----------
                                                                      9,819,402
                                                                    -----------

TECHNOLOGY--17.9%
    Accenture Ltd., Class A                             10,860          375,322
    Broadridge Financial Solutions, Inc.                26,290          598,623
    CA, Inc.                                            19,650          481,228
    Cadence Design Systems, Inc.*                       16,195          268,837
    CGI Group, Inc. Class A*                            54,605          621,405
    Harris Corp.                                        18,590        1,166,894
    Hewlett-Packard Co.                                 29,118        1,489,677
    Ingram Micro, Inc., Class A*                        21,625          430,338
    International Business Machines Corp.                8,885          934,524
    McAfee, Inc.*                                       11,355          442,277
    Microsoft Corp.                                     23,684          795,782
    Motorola, Inc.                                      23,600          376,892
    Nokia OYJ - ADR                                     32,090        1,262,100
    Oracle Corp.*                                       29,385          592,989
    Sun Microsystems, Inc.*                             25,547          530,867
    Symantec Corp.*                                     46,960          835,888
    Taiwan Semiconductor
         Manufacturing Co., Ltd. - ADR                  32,154          318,965
                                                                    -----------
                                                                     11,522,608
                                                                    -----------

UTILITIES--1.1%
    DTE Energy Co.                                       4,080          200,124
    PG&E Corp.                                          10,955          506,888
                                                                    -----------
                                                                        707,012
                                                                    -----------
TOTAL COMMON STOCK
    (Cost $58,543,926)                                               66,041,121
                                                                    -----------

TOTAL INVESTMENTS--102.9%
    (COST $58,543,926)**                                             66,041,121
LIABILITIES IN EXCESS OF
    OTHER ASSETS--(2.9)%                                             (1,867,966)
                                                                    -----------
NET ASSETS--100.0%                                                  $64,173,155
                                                                    ===========


ADR   -- American Depository Receipt.
*     -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

      Aggregate cost                                             $58,543,926
                                                                 -----------
      Gross unrealized appreciation                              $10,332,817
      Gross unrealized depreciation                               (2,835,622)
                                                                 -----------
      Net unrealized appreciation                                $ 7,497,195
                                                                 ===========

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2007
                                   (UNAUDITED)



                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
COMMON STOCK--96.9%

BASIC INDUSTRIES--5.7%
  Albemarle Corp.                                   15,780     $    696,529
  Crown Holdings, Inc.*                             24,670          633,032
  Lubrizol Corp., (The)                             12,445          798,222
  PPG Industries, Inc.                               5,870          402,917
  Valspar Corp., (The)                              13,075          294,711
                                                               ------------
                                                                  2,825,411
                                                               ------------
CAPITAL GOODS--6.7%
  Cooper Industries Ltd., Class A                    5,930          297,805
  Ingersoll-Rand Co. Ltd., Class A                   7,585          391,689
  Lennox International, Inc.                         6,925          234,342
  Stanley Works, (The)                              12,680          661,262
  Terex Corp.*                                       6,910          445,350
  Thomas & Betts Corp.*                             12,515          680,315
  W.W. Grainger, Inc.                                7,150          631,345
                                                               ------------
                                                                  3,342,108
                                                               ------------
COMMUNICATIONS--2.6%
  CenturyTel, Inc.                                  10,625          452,944
  Embarq Corp.                                       8,070          411,166
  Windstream Corp.                                  32,145          416,278
                                                               ------------
                                                                  1,280,388
                                                               ------------
CONSUMER DURABLES--0.9%
  BorgWarner, Inc.                                   4,660          450,202
                                                               ------------
CONSUMER NON-DURABLES--5.3%
  General Mills, Inc.                               14,055          845,408
  Loews Corp. - Carolina Group                       4,590          408,280
  Mattel, Inc.                                      34,195          683,216
  Scientific Games Corp., Class A*                  14,845          480,830
  VF Corp.                                           2,800          209,412
                                                               ------------
                                                                  2,627,146
                                                               ------------
CONSUMER SERVICES--14.9%
  Burger King Holdings, Inc.                         9,815          258,135
  CBS Corp., Class B                                18,030          494,563
  Dun & Bradstreet Corp., (The)                      5,565          496,565
  Equifax, Inc.                                     17,025          633,841


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
CONSUMER SERVICES--(CONTINUED)
  Expedia, Inc.*                                     9,304     $    303,310
  Family Dollar Stores, Inc.                        16,180          381,039
  Hewitt Associates, Inc., Class A*                 10,325          387,187
  Knoll, Inc.                                       17,380          303,802
  Kohl's Corp.*                                     10,120          498,714
  Kroger Co., (The)                                 12,970          372,888
  Live Nation, Inc.*                                18,535          248,740
  McGraw-Hill Companies, Inc., (The)                 7,490          367,609
  Meredith Corp.                                    13,045          718,127
  Omnicom Group, Inc.                               13,850          675,187
  R. R. Donnelley & Sons Co.                        10,525          385,847
  Staples, Inc.                                     30,495          722,731
  The TJX Companies, Inc.                            6,600          193,644
                                                               ------------
                                                                  7,441,929
                                                               ------------
ENERGY--5.9%
  Anadarko Petroleum Corp.                           7,360          416,576
  Bristow Group, Inc.*                               7,270          399,850
  Chesapeake Energy Corp.                            9,780          370,173
  Helix Energy Solutions Group, Inc.*                8,455          343,188
  Murphy Oil Corp.                                   3,440          246,029
  Noble Energy, Inc.                                 7,540          543,182
  Petrohawk Energy Corp.*                           36,860          600,818
                                                               ------------
                                                                  2,919,816
                                                               ------------
FINANCE--20.3%
  ACE Ltd.                                           8,410          503,170
  Affiliated Managers Group, Inc.*                   1,960          243,530
  Allied World Assurance Holdings Ltd. Bermuda       5,005          231,632
  AMBAC Financial Group, Inc.                        7,170          195,239
  Assurant, Inc.                                    11,845          775,018
  CNA Financial Corp.                               13,980          495,451
  Comerica, Inc.                                     5,435          248,814
  Commerce Bancorp, Inc.                            22,315          888,583
  Everest Re Group Ltd.                              3,095          324,758
  Federated Investors, Inc., Class B                17,190          701,180

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
FINANCE--(CONTINUED)
  First American Corp.                               8,120     $    277,542
  Hanover Insurance Group, Inc., (The)              14,090          635,459
  Lincoln National Corp.                            11,560          711,749
  Marsh & McLennan Cos., Inc.                       21,880          549,626
  MBIA, Inc.                                         8,445          308,327
  Mercury General Corp.                             13,220          685,986
  Nationwide Financial Services, Inc., Class A       7,465          334,134
  Progressive Corp., (The)                          18,220          335,248
  SLM Corp.*                                         5,905          224,863
  State Street Corp.                                 3,915          312,769
  Student Loan Corp., (The)                          1,585          222,708
  Unum Group                                        35,670          886,043
                                                               ------------
                                                                 10,091,829
                                                               ------------
HEALTH CARE--9.8%
  C.R. Bard, Inc.                                    5,080          429,412
  CIGNA Corp.                                        5,580          299,144
  Coventry Health Care, Inc.*                        9,400          544,072
  DaVita, Inc.*                                     10,180          630,753
  Hospira, Inc.*                                    13,155          569,612
  Lincare Holdings, Inc.*                           15,460          528,577
  McKesson Corp.                                    12,915          861,818
  Mentor Corp.                                      13,825          519,682
  Quest Diagnostics, Inc.                            9,085          500,220
                                                               ------------
                                                                  4,883,290
                                                               ------------
OTHER--5.1%
  Annaly Capital Management, Inc. (REIT)            65,761        1,131,747
  AvalonBay Communities, Inc. (REIT)                 2,585          257,052
  Nationwide Health Properties, Inc. (REIT)          8,680          271,510
  Prologis (REIT)                                    4,185          273,783
  SL Green Realty Corp. (REIT)                       2,685          278,972
  Ventas, Inc. (REIT)                                7,290          317,844
                                                               ------------
                                                                  2,530,908
                                                               ------------


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
TECHNOLOGY--15.7%
  Acxiom Corp.                                      38,550     $    474,936
  Amdocs Ltd.*                                      12,280          406,345
  Arrow Electronics, Inc.*                          15,280          565,513
  Avid Technology, Inc.*                            15,650          415,194
  Broadridge Financial Solutions, Inc.              32,815          747,198
  Brocade Communications Systems, Inc.*             58,600          427,194
  CACI International, Inc., Class A*                 8,935          405,560
  Comverse Tecnology, Inc.*                         24,880          403,056
  Cymer, Inc.*                                      15,220          625,085
  Emulex Corp.*                                     12,170          203,847
  Harris Corp.                                      10,275          644,962
  Ingram Micro, Inc., Class A*                      28,695          571,030
  McAfee, Inc.*                                     15,587          607,114
  SRA International, Inc., Class A*                  8,915          243,736
  Sybase, Inc.*                                     13,540          347,166
  Symantec Corp.*                                   41,635          741,103
                                                               ------------
                                                                  7,829,039
                                                               ------------
TRANSPORTATION--0.6%
  Norfolk Southern Corp.                             5,570          285,240
                                                               ------------
UTILITIES--3.4%
  American Electric Power Co., Inc.                  4,965          236,682
  DTE Energy Co.                                     7,280          357,084
  Edison International                               4,690          262,546
  NiSource, Inc.                                     9,975          184,637
  PG&E Corp.                                         8,900          411,803
  Sierra Pacific Resources                          13,665          235,038
                                                               ------------
                                                                  1,687,790
                                                               ------------
TOTAL COMMON STOCK
  (Cost $45,635,790)                                             48,195,096
                                                               ------------
SHORT-TERM INVESTMENT--4.0%

  PNC Bank Money Market Deposit Account          2,004,672        2,004,672
                                                               ------------
TOTAL SHORT-TERM INVESTMENT
  (Cost $2,004,672)                                               2,004,672
                                                               ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               MID CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


TOTAL INVESTMENTS--100.9%
  (COST $47,640,462)**                                         $ 50,199,768
                                                               ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.9)%                      (446,672)
                                                               ------------
NET ASSETS--100.0%                                             $ 49,753,096
                                                               ============


REIT -- Real Estate Investment Trust.
*    --- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

     Aggregate cost                                            $ 47,640,462
                                                               ------------
     Gross unrealized appreciation                             $  4,711,790
     Gross unrealized depreciation                               (2,152,484)
                                                               ------------
     Net unrealized appreciation                               $  2,559,306
                                                               ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
COMMON STOCK--99.7%


CAPITAL GOODS--3.4%
  Dover Corp.                                        3,960     $    183,269
  Parker-Hannifin Corp.                              1,762          139,956
  United Technologies Corp.                          1,530          114,398
  W.W. Grainger, Inc.                                2,550          225,165
                                                               ------------
                                                                    662,788
                                                               ------------
COMMUNICATIONS--2.4%
  Embarq Corp.                                       2,265          115,402
  Vodafone Group PLC - ADR                           9,723          362,182
                                                               ------------
                                                                    477,584
                                                               ------------
CONSUMER DURABLES--1.7%
  Lennar Corp., Class A                              3,905           61,855
  National Presto Industries, Inc.                   1,615           87,469
  Pulte Homes, Inc.                                 17,700          180,894
                                                               ------------
                                                                    330,218
                                                               ------------
CONSUMER NON-DURABLES--13.6%
  Loews Corp.                                       20,515          980,412
  Mattel, Inc.                                      13,675          273,227
  Nestle S.A. - ADR                                  2,260          271,728
  NIKE, Inc., Class B                                4,350          285,577
  Oxford Industries, Inc.                            1,865           46,196
  Procter & Gamble Co.                               6,190          458,060
  Tupperware Corp.                                   6,515          227,243
  VF Corp.                                           1,615          120,786
                                                               ------------
                                                                  2,663,229
                                                               ------------
CONSUMER SERVICES--7.0%
  BancTec, Inc. 144A ++*                             7,030           42,180
  Career Education Corp.*                            4,300          123,539
  Clear Channel Communications, Inc.                 2,755           98,905
  Dun & Bradstreet Corp., (The)                      1,170          104,399
  Expedia, Inc.*                                     4,814          156,936
  Omnicom Group, Inc.                                4,395          214,256
  Pacific Sunwear of California, Inc.*              10,695          175,184
  Rent-A-Center, Inc.*                               3,955           56,003


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
CONSUMER SERVICES--(CONTINUED)
  Wal-Mart Stores, Inc.                              8,535     $    408,827
                                                               ------------
                                                                  1,380,229
                                                               ------------
ENERGY--8.9%
  Apache Corp.                                       3,075          297,629
  ConocoPhillips                                     5,011          401,081
  Devon Energy Corp.                                 2,680          221,931
  Pioneer Natural Resources Co.                      4,195          186,971
  Quest Resource Corp.*                              1,988           16,023
  Quest Resource Corp. 144A ++*                      2,430           19,586
  Royal Dutch Shell PLC - ADR                        1,245          101,380
  Total SA - ADR                                     6,310          510,605
                                                               ------------
                                                                  1,755,206
                                                               ------------
FINANCE--26.0%
  ACE Ltd.                                          12,780          764,627
  Alleghany Corp.*                                     922          377,098
  Allied World Assurance Holdings Ltd. Bermuda       2,555          118,245
  American International Group, Inc.                 3,820          222,057
  AON Corp.                                          3,545          177,144
  Aspen Insurance Holdings Ltd.                      3,900          112,320
  CastlePoint Holdings Ltd.                            490            5,762
  CastlePoint Holdings Ltd. 144A ++*                 3,725           43,806
  Citigroup, Inc.                                    3,800          126,540
  Countrywide Financial Corp.                        1,609           17,409
  First American Corp.                               1,380           47,168
  Flagstone Reinsurance Holdings Ltd.               12,215          172,842
  Hanover Insurance Group, Inc., (The)               4,365          196,862
  IndyMac Bancorp, Inc.                              1,970           18,814
  IPC Holdings Ltd.                                  6,605          195,244
  J.G. Wentworth, Inc. 144A ++*                      4,470           53,640
  Legg Mason, Inc.                                   2,200          167,882
  Maiden Holdings Ltd. 144A ++                       3,315           26,520
  Marsh & McLennan Cos., Inc.                        6,390          160,517
  MBIA, Inc.                                         7,545          275,468

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
FINANCE--(CONTINUED)
  Morgan Stanley Dean Witter & Co.                   2,500     $    131,800
  National Atlantic Holdings Corp., Class A*         2,695           13,637
  Peoples Choice Financial Corp. 144A ++*            1,465                0
  Platinum Underwriters Holdings Ltd.                4,200          152,544
  Quanta Capital Holdings Ltd.*                     22,160           60,940
  SLM Corp.                                          2,575           98,056
  Solar Capital LLC 144A ++*                         6,075           91,125
  Specialty Underwriters' Alliance, Inc.*            3,380           20,280
  Travelers Companies, Inc., (The)                   5,885          312,552
  Unum Group                                        13,561          336,855
  Wesco Financial Corp.                                200           86,400
  White Mountains Insurance Group Ltd.               1,015          522,725
                                                               ------------
                                                                  5,106,879
                                                               ------------
HEALTH CARE--18.0%
  Amgen, Inc.*                                       5,670          313,267
  AstraZeneca PLC - ADR                              4,550          215,579
  Becton, Dickinson & Co.                            2,660          220,062
  Covidien Ltd.                                      2,590          103,885
  DaVita, Inc.*                                      4,465          276,651
  Johnson & Johnson                                  7,710          522,275
  Lincare Holdings, Inc.*                            5,885          201,208
  Medtronic, Inc.                                    3,870          196,790
  Mentor Corp.                                       2,425           91,156
  Pfizer, Inc.                                      24,341          578,342
  Sanofi-Aventis - ADR                               8,045          381,816
  UnitedHealth Group, Inc.                           2,600          143,000
  Wyeth                                              6,035          296,318
                                                               ------------
                                                                  3,540,349
                                                               ------------
OTHER--3.4%
  Annaly Capital Management, Inc. (REIT)            19,895          342,393


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
OTHER--(CONTINUED)
  Ashford Hospitality Trust, Inc. (REIT)             4,345     $     33,630
  CBRE Realty Finance, Inc. (REIT) 144A ++*            210            1,491
  CBRE Realty Finance, Inc. (REIT)                  11,095           78,774
  Friedman, Billings, Ramsey Group, Inc.,
     Class A (REIT)                                 10,950           32,741
  Hatteras Financial Corp. (REIT) 144A ++*           2,955           59,100
  Meruelo Maddux Properties, Inc.*                   3,470           14,574
  National Health Investors, Inc. (REIT)             3,830          108,849
  Tac Acquisition Corp.                              6,900                0
                                                               ------------
                                                                    671,552
                                                               ------------
TECHNOLOGY--13.8%
  Acxiom Corp.                                       6,875           84,700
  Avnet, Inc.*                                       2,450           84,525
  Bel Fuse, Inc., Class B                            1,495           44,730
  Broadridge Financial Solutions, Inc.               7,200          163,944
  Fidelity National Information Serives, Inc.        2,460          106,321
  GSI Group, Inc.*                                   6,000           57,960
  Hewlett-Packard Co.                                9,980          510,577
  International Business Machines Corp.              6,180          650,012
  Microsoft Corp.                                   14,710          494,256
  Nokia OYJ - ADR                                    2,815          110,714
  Sybase, Inc.*                                      5,840          149,738
  Tech Data Corp.*                                   1,830           68,826
  Tyco Electronics Ltd.                              4,790          179,098
                                                               ------------
                                                                  2,705,402
                                                               ------------
UTILITIES--1.5%
  Korea Electric Power Corp. - ADR                  13,885          292,696
                                                               ------------
TOTAL COMMON STOCK
  (Cost $17,907,768)                                             19,586,131
                                                               ------------

                             ROBECO INVESTMENT FUNDS
                             ROBECO BOSTON PARTNERS
                               ALL-CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
SHORT-TERM INVESTMENT--0.9%

  PNC Bank Money Market Deposit Account            183,270     $    183,270
                                                               ------------
TOTAL SHORT-TERM INVESTMENT
  (Cost $183,270)                                                   183,270
                                                               ------------
TOTAL INVESTMENTS--100.6%
  (COST $18,091,038)                                             19,769,401
                                                               ------------
OPTIONS WRITTEN--(1.0%)

Amgen, Inc. Call Options
  Expires 01/19/08
  Strike Price $50                                     (18)         (11,250)
Career Education Corp.
  Call Options
  Expires 04/19/08
  Strike Price $22.50                                  (43)         (34,406)
Microsoft Corp. Call Options
  Expires 01/19/08
  Strike Price $30                                     (36)         (14,223)
Morgan Stanley Call Options
  Expires 07/19/08
  Strike Price $45                                     (25)         (30,000)
Pacific Sunwear of California, Inc.
  Call Options
  Expires 03/22/08
  Strike Price $12.50                                  (77)         (36,964)
Pulte Homes, Inc. Call
  Options Expires 01/17/09
  Strike Price $10                                    (120)         (40,800)
Pulte Homes, Inc. Call Options
  Expires 01/17/09
  Strike Price $20                                     (57)          (5,133)
SML Corporation Call Options
  Expires 01/19/08
  Strike Price $50                                     (19)            (665)
Vodaphone Group Call Options
  Expires 01/19/08
  Strike Price $31                                     (35)         (27,481)
                                                               ------------
TOTAL OPTIONS WRITTEN
  (Cost $(217,278))                                                (200,922)
                                                               ------------
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN--99.6%
  (COST $17,873,760)                                             19,568,479
OTHER ASSETS IN EXCESS OF LIABILITIES--0.4%                          80,591
                                                               ------------
NET ASSETS--100.0%                                             $ 19,649,070
                                                               ============

ADR  -- American Depository Receipt.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of
        1933 and may not be resold subject to that rule except to qualified institutional buyers.
REIT -- Real Estate Investment Trust.
++ -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
*  --   Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

        Aggregate cost                                         $ 17,873,760
                                                               ------------
        Gross unrealized appreciation                          $  2,862,745
                                                               ------------
        Gross unrealized depreciation                            (1,168,026)
                                                               ------------
        Net unrealized appreciation                            $  1,694,719
                                                               ============

        For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                            WPG SMALL CAP VALUE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
COMMON STOCK--99.3%


BASIC INDUSTRIES--0.4%
  Uranium Resources, Inc. #*                        15,077     $    178,813
                                                               ------------
CAPITAL GOODS--4.0%
  Altra Holdings, Inc.*                             15,100          242,053
  Beacon Roofing Supply, Inc. #*                    41,100          378,531
  ICF International, Inc.*                          12,000          310,200
  Lakeland Industries, Inc. #*                      72,264          780,448
  OMNOVA Solutions, Inc.*                           55,300          284,795
                                                               ------------
                                                                  1,996,027
                                                               ------------
COMMUNICATIONS--1.5%
  Journal Register Co. #                            44,800           98,560
  Lee Enterprises, Inc.                             44,100          617,400
                                                               ------------
                                                                    715,960
                                                               ------------
CONSUMER DURABLES--6.7%
  Cavco Industries, Inc.*                            7,400          279,276
  Champion Enterprises, Inc.*                       20,900          188,518
  Jarden Corp.*                                     28,400          748,624
  Libbey, Inc.                                      75,500        1,171,005
  Lifetime Brands, Inc. #                           71,000          910,220
                                                               ------------
                                                                  3,297,643
                                                               ------------
CONSUMER NON-DURABLES--6.9%
  Alliance One International, Inc.*                115,400          476,602
  Chiquita Brands International, Inc. #*            40,000          767,600
  Del Monte Foods Co.                               50,700          446,160
  Quiksilver, Inc.*                                 64,100          679,460
  Skechers U.S.A., Inc., Class A*                   22,900          518,685
  Universal Corp.                                    9,700          520,696
                                                               ------------
                                                                  3,409,203
                                                               ------------
CONSUMER SERVICES--21.2%
  California Pizza Kitchen, Inc.*                   15,100          240,241
  Carrols Restaurant Group, Inc.*                   46,100          491,887
  Cheesecake Factory, Inc. (The)*                   17,100          398,259
  CKE Restaurants, Inc.                             16,300          238,306
  Collective Brands, Inc.*                          18,500          283,605


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
CONSUMER SERVICES--(CONTINUED)
  Dress Barn, Inc. (The)*                           23,800     $    336,532
  Gymboree Corp. (The)*                             14,200          473,712
  Jos. A. Bank Clothiers, Inc. #*                    6,300          163,107
  LECG Corp.*                                       74,100        1,175,226
  Maidenform Brands, Inc.*                           9,000          117,630
  MDC Partners, Inc., Class A*                     272,710        2,579,837
  P.F. Chang's China Bistro, Inc.*                  14,200          363,378
  Pantry, Inc. (The)*                               19,600          564,284
  PeopleSupport, Inc.*                             106,000        1,489,300
  Princeton Review, Inc. (The)*                     43,900          333,201
  Providence Service Corp. (The)*                   12,400          346,952
  Shoe Carnival, Inc.*                              22,500          261,900
  Tween Brands, Inc.*                                7,900          198,922
  Valassis Communications, Inc.*                    33,000          406,890
                                                               ------------
                                                                 10,463,169
                                                               ------------
ENERGY--5.2%
  American Oil & Gas, Inc. #*                       45,600          293,664
  Aurora Oil & Gas Corp.*                          159,100          214,785
  Edge Petroleum Corp. #*                           79,700          470,230
  GeoMet, Inc. #*                                  126,600          615,276
  Newpark Resources, Inc.*                         178,000          957,640
                                                               ------------
                                                                  2,551,595
                                                               ------------
FINANCE--15.1%
  AmCOMP, Inc.*                                     17,100          169,119
  Aspen Insurance Holdings Ltd.                     15,100          434,880
  Berkshire Hills Bancorp, Inc.                     15,100          366,477
  Darwin Professional Underwriters, Inc.*           11,600          266,800
  Dearborn Bancorp, Inc.*                           26,250          268,275
  Delphi Financial Group, Inc., Class A              6,900          265,236
  Encore Bancshares, Inc.*                           9,900          202,950
  First Financial Bankshares, Inc.                   6,901          269,139
  First State Bancorporation                        12,800          187,136
  FirstFed Financial Corp. #*                        4,000          140,080
  Investors Bancorp, Inc. #*                        17,800          261,126
  Marlin Business Services Corp.*                   30,000          405,000

                             ROBECO INVESTMENT FUNDS
                            WPG SMALL CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
FINANCE--(CONTINUED)
  Meadowbrook Insurance Group, Inc.*                70,100     $    644,219
  New York Community Bancorp, Inc.                  35,440          659,538
  ProCentury Corp.                                  11,600          163,212
  Renasant Corp.                                    11,500          224,365
  Superior Bancorp*                                 46,100          276,139
  United Financial Bancorp, Inc.*                   25,300          272,481
  Validus Holdings Ltd.*                            25,200          627,480
  Westfield Financial, Inc.                         55,700          538,062
  WSFS Financial Corp.                              11,700          653,796
  Zenith National Insurance Corp.                    3,200          134,496
                                                               ------------
                                                                  7,430,006
                                                               ------------
HEALTH CARE--12.0%
  Cross Country Healthcare, Inc.*                    9,200          133,952
  DexCom, Inc. #*                                   32,300          279,395
  First Consulting Group, Inc.*                    109,400        1,400,320
  HealthTronics, Inc.*                             109,200          463,008
  ICU Medical, Inc.*                                14,100          523,392
  Kensey Nash Corp.*                                37,700        1,016,392
  LifePoint Hospitals, Inc.*                        54,100        1,711,724
  Matrixx Initiatives, Inc.*                        16,200          262,278
  NovaMed, Inc. #                                   30,700          143,369
                                                               ------------
                                                                  5,933,830
                                                               ------------
OTHER--6.9%
  Ares Capital Corp.                                24,700          371,982
  Ashford Hospitality Trust, Inc. (REIT)            28,000          216,720
  CapLease, Inc. (REIT) #                          116,900        1,028,720
  Meruelo Maddux Properties, Inc.*                  10,100           42,420
  MFA Mortgage Investments, Inc. (REIT)             30,200          265,156
  Pennantpark Investment Corp.                      19,300          221,757
  Sun Communities, Inc. (REIT)                      37,900          927,792
  Technology Investment Capital Corp.               30,645          320,240
                                                               ------------
                                                                  3,394,787
                                                               ------------

                                                   NUMBER
                                                  OF SHARES        VALUE
                                                 -----------   ------------
TECHNOLOGY--9.5%
  ACI Worldwide, Inc.*                               8,600     $    196,338
  Axesstel, Inc.*                                  300,760           81,205
  Computer Programs and Systems, Inc.               27,800          619,106
  CPI International, Inc.*                          40,950          687,551
  Foundry Networks, Inc.*                           18,300          322,629
  Genesis Microchip, Inc.*                          30,000          151,200
  OmniVision Technologies, Inc. #*                  10,400          193,648
  Rackable Systems, Inc. #*                         96,900        1,031,985
  RADWARE Ltd.*                                     43,800          588,234
  Trident Microsystems, Inc.*                       97,600          612,928
  WidePoint Corp.*                                 195,900          199,818
                                                               ------------
                                                                  4,684,642
                                                               ------------
TRANSPORTATION--3.4%
  Celadon Group, Inc.*                               5,900           46,020
  Double Hull Tankers, Inc. #                       51,100          677,586
  JetBlue Airways Corp.*                            58,500          409,500
  Mesa Air Group, Inc.*                            106,100          401,058
  Navios Maritime Holdings, Inc.                     9,600          140,064
                                                               ------------
                                                                  1,674,228
                                                               ------------
UTILITIES--6.5%
  El Paso Electric Co.*                             20,600          529,626
  Great Plains Energy, Inc.                          9,700          287,896
  Hawaiian Electric Industries, Inc.                10,200          236,130
  Portland General Electric Co.                     24,600          658,542
  Synthesis Energy Systems, Inc.*                   33,100          364,100
  UGI Corp.                                         33,500          885,740
  Vectren Corp.                                      9,000          264,240
                                                               ------------
                                                                  3,226,274
                                                               ------------
TOTAL COMMON STOCK
  (Cost $51,564,106)                                             48,956,177
                                                               ------------
SHORT-TERM INVESTMENT--0.9%

  Dreyfus Government Cash Management               442,078          442,078
                                                               ------------
TOTAL SHORT-TERM INVESTMENT
  (Cost $442,078)                                                   442,078
                                                               ------------

                             ROBECO INVESTMENT FUNDS
                            WPG SMALL CAP VALUE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


TOTAL INVESTMENTS(a)--100.2%
  (COST $52,006,184)**                                         $ 49,398,255
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.2)%                       (93,597)
                                                               ------------
NET ASSETS--100.0%                                             $ 49,304,658
                                                               ============

REIT -- Real Estate Investment Trust
(a) At November 30, 2007, the market value of securities on loan was $5,222,750
#   Portion of security out on loan.
*   -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost                                                 $ 52,006,184
                                                               ------------
Gross unrealized appreciation                                  $  4,187,705
Gross unrealized depreciation                                    (6,795,634)
                                                               ------------
Net unrealized depreciation                                    $ (2,607,929)
                                                               ============

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                            ROBECO INVESTMENT FUNDS
                         WPG 130/30 LARGE CAP CORE FUND
                  (FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
                            Portfolio of Investments
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                        NUMBER
                                                       OF SHARES       VALUE
                                                      -----------   -----------

COMMON STOCK--129.2%

BASIC INDUSTRIES--6.8%
    Celanese Corp. Series A                              8,223      $   326,289
    Freeport-McMoRan Copper & Gold, Inc., Class B        3,359          332,306
    Nucor Corp.                                          3,350          198,353
    PPG Industries, Inc.                                 3,200          219,648
    United States Steel Corp.                            1,930          188,561
                                                                    -----------
                                                                      1,265,157
                                                                    -----------

CAPITAL GOODS--11.5%
    Caterpillar, Inc.                                    3,153          226,701
    General Electric Co.                                 7,830          299,811
    Northrop Grumman Corp.                               2,606          205,327
    Oshkosh Truck Corp.                                  2,008           96,565
    Parker-Hannifin Corp.                                4,571          363,074
    Raytheon Co.                                         5,639          348,772
    Shaw Group, Inc., (The)*                             1,467           93,037
    Toro Co.                                             4,611          256,602
    Tyco International Ltd.                              5,797          232,633
                                                                    -----------
                                                                      2,122,522
                                                                    -----------

COMMUNICATIONS--4.1%
    Embarq Corp.                                         4,883          248,789
    Qwest Communications International, Inc.*           30,658          203,263
    Sprint Nextel Corp.                                 13,572          210,637
    Telephone and Data Systems, Inc.                     1,489           92,690
                                                                    -----------
                                                                        755,379
                                                                    -----------

CONSUMER DURABLES--2.0%
    BorgWarner, Inc.                                     2,210          213,508
    Ford Motor Co.*                                     20,091          150,884
                                                                    -----------
                                                                        364,392
                                                                    -----------

CONSUMER NON-DURABLES--9.4%
    Altria Group, Inc.                                   5,085          394,393
    Coca-Cola Enterprises, Inc.                         13,497          350,517


                                                        NUMBER
                                                       OF SHARES       VALUE
                                                      -----------   -----------

CONSUMER NON-DURABLES--(CONTINUED)
    Estee Lauder Cos., Inc.,( The)                       2,092      $    93,889
    General Mills, Inc.                                  5,146          309,532
    Hasbro, Inc.                                         2,150           59,706
    Kraft Foods, Inc., Class A                              --                0
    Loews Corp.                                          1,757           83,967
    Pepsi Bottling Group, Inc.                           7,550          322,158
    Procter & Gamble Co.                                 1,678          124,172
                                                                    -----------
                                                                      1,738,334
                                                                    -----------

CONSUMER SERVICES--16.0%
    American Eagle Outfitters, Inc.                      8,858          202,760
    AutoZone, Inc.*                                      1,150          128,375
    Avis Budget Group, Inc.*                             8,735          131,287
    Big Lots, Inc.*                                      6,809          127,124
    Brinker International, Inc.                          5,887          135,578
    CBS Corp., Class B                                   5,124          140,551
    Darden Restaurants, Inc.                             6,004          238,899
    Expedia, Inc.*                                      11,500          374,900
    Kroger Co., (The)                                    3,432           98,670
    Omnicom Group, Inc.                                  3,127          152,441
    RadioShack Corp.                                    12,145          224,682
    Royal Caribbean Cruises Ltd.                         3,854          156,318
    Safeway, Inc.                                        7,850          273,180
    Wal-Mart Stores, Inc.                                4,495          215,311
    Walt Disney Co., (The)                              11,129          368,926
                                                                    -----------
                                                                      2,969,002
                                                                    -----------

ENERGY--13.8%
    Chesapeake Energy Corp.                              1,938           73,353
    ConocoPhillips                                         877           70,195
    EnCana Corp.                                         4,184          273,006
    ENSCO International, Inc.                            5,034          271,081
    Exxon Mobil Corp.                                   11,764        1,048,878
    McDermott International, Inc.*                       4,318          225,832
    Sunoco, Inc.                                         3,967          266,186
    Valero Energy Corp.                                  5,116          332,898
                                                                    -----------
                                                                      2,561,429
                                                                    -----------

                            ROBECO INVESTMENT FUNDS
                         WPG 130/30 LARGE CAP CORE FUND
                  (FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
                      Portfolio of Investments (Continued)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                        NUMBER
                                                       OF SHARES       VALUE
                                                      -----------   -----------

FINANCE--22.7%
    ACE Ltd.                                             4,807      $   287,603
    American Express Co.                                 5,300          312,594
    AmeriCredit Corp.*                                  11,450          131,331
    Bank of America Corp.                                4,341          200,250
    Chubb Corp., (The)                                   6,223          339,465
    CIT Group, Inc.                                      8,311          221,073
    Endurance Specialty Holdings Ltd.                    3,081          124,442
    GATX Corp.                                           7,419          274,726
    Goldman Sachs Group, Inc., (The)                     1,874          424,723
    JPMorgan Chase & Co.                                11,296          515,323
    MetLife, Inc.                                        5,494          360,351
    Northern Trust Corp.                                 3,108          251,717
    Prudential Financial, Inc.                           2,936          276,395
    State Street Corp.                                   4,284          342,249
    W.R. Berkley Corp.                                   4,460          136,387
                                                                    -----------
                                                                      4,198,629
                                                                    -----------

HEALTH CARE--14.3%
    Aetna, Inc.                                          4,178          233,467
    AstraZeneca PLC - ADR                                5,748          272,340
    Boston Scientific Corp.*                            16,161          204,113
    Humana, Inc.*                                        3,085          237,638
    Invitrogen Corp.*                                    2,933          284,530
    Medco Health Solutions, Inc.*                        3,450          344,966
    Merck & Co., Inc.                                    2,250          133,560
    Pfizer, Inc.                                        21,338          506,991
    Sanofi-Aventis - ADR                                 6,779          321,731
    Watson Pharmaceuticals, Inc.*                        3,558          104,285
                                                                    -----------
                                                                      2,643,621
                                                                    -----------

INVESTMENT COMPANY--0.5%
    SPDR Trust Series 1                                    645           95,886
                                                                    -----------

OTHER--2.9%
    CB Richard Ellis Group, Inc., Class A*               9,496          225,530
    ProLogis (REIT)                                      4,777          312,511
                                                                    -----------
                                                                        538,041
                                                                    -----------


                                                        NUMBER
                                                       OF SHARES       VALUE
                                                      -----------   -----------

TECHNOLOGY--19.0%
    Apple, Inc.*                                         2,721      $   495,821
    CA, Inc.                                             8,939          218,916
    Ciena Corp.*                                         7,471          328,575
    Computer Sciences Corp.*                             1,711           90,375
    Diebold, Inc.                                        1,261           42,823
    Electronic Data Systems Corp.                        6,838          138,538
    Hewlett-Packard Co.                                 10,400          532,064
    Intel Corp.*                                        21,704          566,040
    International Business Machines Corp.                1,800          189,324
    NVIDIA Corp.*                                        5,610          176,939
    STMicroelectronics N.V.                             14,960          227,691
    Symantec Corp.*                                     16,705          297,349
    Taiwan Semiconductor Manufacturing Co., Ltd.        22,340          221,613
                                                                    -----------
                                                                      3,526,068
                                                                    -----------

TRANSPORTATION--1.5%
    Delta Air Lines, Inc.*                              10,667          210,780
    Union Pacific Corp.                                    613           77,324
                                                                    -----------
                                                                        288,104
                                                                    -----------

UTILITIES--4.7%
    DTE Energy Co.                                       5,488          269,186
    Edison International                                 3,477          194,642
    Pepco Holdings, Inc.                                 3,985          111,979
    Public Service Enterprise Group, Inc.                3,051          292,103
                                                                    -----------
                                                                        867,910
                                                                    -----------

TOTAL COMMON STOCK
    (Cost $23,118,663)                                               23,934,474
                                                                    -----------
SECURITIES SOLD SHORT--(29.8%)

BASIC INDUSTRIES--(3.2%)
    Arch Coal, Inc.                                     (2,382)         (90,182)
    Crown Holdings, Inc.*                               (2,430)         (62,354)
    Goldcorp, Inc.                                      (2,779)         (90,067)
    Louisiana-Pacific Corp.*                            (4,378)         (67,334)
    Owens Corning, Inc.*                                (3,513)         (77,321)

                            ROBECO INVESTMENT FUNDS
                         WPG 130/30 LARGE CAP CORE FUND
                  (FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
                      Portfolio of Investments (Continued)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                        NUMBER
                                                       OF SHARES       VALUE
                                                      -----------   -----------

BASIC INDUSTRIES--(CONTINUED)
    Peabody Energy Corp.                                (2,025)     $  (112,671)
    Titanium Metals Corp.                               (3,059)         (90,761)
                                                                    -----------
                                                                       (590,690)
                                                                    -----------

CAPITAL GOODS--(1.2%)
    Alliant Techsystems, Inc.*                            (855)         (99,890)
    Graco, Inc.                                         (1,690)         (62,936)
    Roper Industries, Inc.                              (1,052)         (66,749)
                                                                    -----------
                                                                       (229,575)
                                                                    -----------

COMMUNICATIONS--(1.2%)
    Akamai Technologies, Inc.*                          (2,099)         (79,888)
    Crown Castle International Corp.*                   (1,478)         (62,002)
    SBA Communications Corp., Class A*                  (2,090)         (78,250)
                                                                    -----------
                                                                       (220,140)
                                                                    -----------

CONSUMER DURABLES--(1.7%)
    Centex Corp.                                        (3,592)         (74,929)
    General Motors Corp.                                (3,415)        (101,870)
    Pulte Homes, Inc.                                   (5,536)         (56,578)
    Toll Brothers, Inc.*                                (4,420)         (91,361)
                                                                    -----------
                                                                       (324,738)
                                                                    -----------

CONSUMER NON-DURABLES--(2.2%)
    Dean Foods Co.*                                     (3,617)         (90,208)
    Hansen Natural Corp.*                               (1,536)         (66,678)
    Sara Lee Corp.                                      (5,267)         (88,644)
    Scientific Games Corp., Class A*                    (2,095)         (67,857)
    Smithfield Foods, Inc.*                             (2,970)         (89,248)
                                                                    -----------
                                                                       (402,635)
                                                                    -----------

CONSUMER SERVICES--(4.3%)
    Burlington Northern Santa Fe Corp.                    (529)         (44,182)
    CH Robinson Worldwide, Inc.                         (2,005)        (103,358)
    Chico's Fas, Inc.*                                  (5,113)         (57,828)
    Dreamworks Animation SKG, Inc., Class A*            (2,310)         (60,753)


                                                        NUMBER
                                                       OF SHARES       VALUE
                                                      -----------   -----------

CONSUMER SERVICES--(CONTINUED)
    Expeditors International of Washington, Inc.        (1,993)     $   (93,512)
    Foot Locker, Inc.                                   (4,487)         (58,555)
    H&R Block, Inc.                                     (3,997)         (78,661)
    Lamar Advertising Co., Class A*                     (1,396)         (72,606)
    Las Vegas Sands Corp.                                 (508)         (57,607)
    Rite Aid Corp.*                                    (17,911)         (66,629)
    Starwood Hotels & Resorts Worldwide, Inc.           (1,168)         (62,698)
    Steelcase, Inc., Class A                            (3,141)         (47,523)
                                                                    -----------
                                                                       (803,912)
                                                                    -----------

ENERGY--(2.2%)
    Denbury Resources, Inc.*                              (780)         (41,590)
    Oceaneering International, Inc.*                    (1,418)         (90,482)
    Patriot Coal Corp.*                                     (1)             (17)
    Quicksilver Resources, Inc.*                        (1,412)         (71,447)
    Range Resources Corp.                               (2,364)         (96,167)
    Southwestern Energy Co.*                            (1,506)         (74,954)
    Weatherford International Ltd.*                       (629)         (39,388)
                                                                    -----------
                                                                       (414,045)
                                                                    -----------

FINANCE--(4.7%)
    Arthur J. Gallagher & Co.                           (2,776)         (72,953)
    Brookfield Asset Management, Inc., Class A          (2,718)         (98,473)
    Conseco, Inc.*                                      (6,591)         (84,628)
    Countrywide Financial Corp.                         (8,733)         (94,491)
    Fidelity National Financial, Inc., Class A          (5,475)         (85,520)
    Huntington Bancshares, Inc.                         (6,460)        (101,357)
    Macerich Co., (The)                                   (545)         (42,319)
    Marsh & McLennan Cos., Inc.                         (3,596)         (90,332)
    Old Republic International Corp.                    (6,675)        (100,192)
    PMI Group, Inc., (The)                              (8,052)        (106,528)
                                                                    -----------
                                                                       (876,793)
                                                                    -----------

HEALTH CARE--(3.1%)
    Covance, Inc.*                                      (1,236)        (107,940)

                            ROBECO INVESTMENT FUNDS
                         WPG 130/30 LARGE CAP CORE FUND
                  (FORMERLY ROBECO WPG LARGE CAP GROWTH FUND)
                      Portfolio of Investments (Continued)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                        NUMBER
                                                       OF SHARES       VALUE
                                                      -----------   -----------

HEALTH CARE--(CONTINUED)
    Elan Corp PLC - ADR                                 (3,642)     $   (83,875)
    IMS Health, Inc.                                    (2,766)         (64,586)
    Mylan, Inc.*                                        (5,745)         (82,613)
    Stericycle, Inc.*                                   (1,560)         (91,806)
    Tenet Healthcare Corp.*                            (25,146)        (138,555)
                                                                    -----------
                                                                       (569,375)
                                                                    -----------

OTHER--(0.7%)
    Colonial Properties Trust (REIT)                    (3,368)         (82,482)
    Kilroy Realty Corp. (REIT)                            (732)         (40,912)
                                                                    -----------
                                                                       (123,394)
                                                                    -----------

TECHNOLOGY--(4.0%)
    Advanced Micro Devices, Inc.*                       (3,637)         (35,497)
    Altera Corp.                                        (4,305)         (80,848)
    Amphenol Corp., Class A                             (2,189)         (94,893)
    Broadcom Corp., Class A*                            (1,527)         (40,832)
    Linear Technology Corp.                             (1,877)         (57,173)
    Marvell Technology Group Ltd.*                      (5,526)         (82,559)
    MEMC Electronic Materials, Inc.*                    (1,271)         (98,604)
    NeuStar, Inc., Class A*                             (2,902)         (92,197)
    salesforce.com, inc.*                               (1,126)         (63,878)
    Zebra Technologies Corp., Class A*                  (2,253)         (86,898)
                                                                    -----------
                                                                       (733,379)
                                                                    -----------

UTILITIES--(1.3%)
    Covanta Holding Corp.*                              (4,121)        (111,226)
    El Paso Corp.                                       (1,835)         (29,507)
    Great Plains Energy, Inc.                           (3,153)         (93,581)
                                                                    -----------
                                                                       (234,314)
                                                                    -----------

TOTAL SECURITIES SOLD SHORT
    (Cost $(5,539,910))                                              (5,522,990)
                                                                    -----------

TOTAL INVESTMENTS--99.4%
    (COST $17,578,753**)                                             18,411,484

OTHER ASSETS IN EXCESS
    OF LIABILITES--0.6%                                                 107,467
                                                                    -----------
NET ASSETS--100.0%                                                  $18,518,951
                                                                    ===========

ADR   -- American Depository Receipt.
REIT  -- Real Estate Investment Trust


*     -- Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

      Aggregate cost                                             $17,578,753
                                                                 -----------
      Gross unrealized appreciation                              $ 1,601,017
      Gross unrealized depreciation                                 (768,286)
                                                                 -----------
      Net unrealized appreciation                                $   832,731
                                                                 ===========

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                            ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                            Portfolio of Investments
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--41.0%

FEDERAL HOME LOAN MORTGAGE CORP.--9.6%
    5.500% 09/01/19                   Aaa/AAA          $ 1,898     $  1,918,145
    6.000% 08/01/22                   Aaa/AAA            3,119        3,185,727
    5.000% 11/01/22                   Aaa/AAA            1,230        1,228,527
    5.500% 02/01/37                   Aaa/AAA            1,840        1,840,867
    6.000% 09/01/37                   Aaa/AAA            2,097        2,128,591
                                                                   ------------
                                                                     10,301,857
                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--24.6%
    9.000% 11/01/10                   Aaa/AAA               17           18,350
    6.500% 12/01/14                   Aaa/AAA              278          286,500
    5.000% 05/01/20                   Aaa/AAA            1,019        1,018,361
    5.000% 06/01/20                   Aaa/AAA              526          525,866
    5.000% 04/01/22                   Aaa/AAA            4,348        4,345,115
    7.500% 02/01/31                   Aaa/AAA               11           11,989
    7.500% 02/01/31                   Aaa/AAA               22           23,469
    7.500% 02/01/31                   Aaa/AAA               14           14,281
    5.500% 07/01/34                   Aaa/AAA            3,484        3,489,966
    5.000% 03/01/36                   Aaa/AAA           10,086        9,885,162
    6.000% 09/01/36                   Aaa/AAA            1,682        1,709,645
    5.500% 12/01/36                   Aaa/AAA            3,084        3,089,579
    6.000% 04/01/37                   Aaa/AAA            2,045        2,078,519
                                                                   ------------
                                                                     26,496,802
                                                                   ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--6.8%
    6.500% 02/15/24                   Aaa/AAA              158          163,359
    6.500% 04/15/24                   Aaa/AAA               94           96,925
    6.500% 10/15/24                   Aaa/AAA              293          303,206
    3.999% 05/16/27(c)                Aaa/AAA            1,588        1,563,583
    5.000% 09/15/36                   Aaa/AAA            2,270        2,254,447
    5.500% 02/15/37                   Aaa/AAA            2,858        2,897,058
                                                                   ------------
                                                                      7,278,578
                                                                   ------------

TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $43,589,137)                                               44,077,237
                                                                   ------------


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
GOVERNMENT AGENCY OBLIGATIONS--19.1%

FEDERAL HOME LOAN BANKS--7.9%
    4.875% 11/18/11                   Aaa/AAA          $ 8,185     $  8,474,921
                                                                   ------------

FEDERAL HOME LOAN MORTGAGE CORP.--1.1%
    3.350% 04/01/08(c)                Aaa/AAA              570          568,107
    4.125% 10/18/10                   Aaa/AAA              645          652,079
                                                                   ------------
                                                                      1,220,186
                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--10.1%
    6.625% 09/15/09                   Aaa/AAA            2,935        3,080,644
    5.000% 10/15/11                   Aaa/AAA            4,005        4,165,576
    5.000% 02/13/17                   Aaa/AAA            3,450        3,562,646
                                                                   ------------
                                                                     10,808,866
                                                                   ------------

TOTAL GOVERNMENT AGENCY
    OBLIGATIONS
    (Cost $20,015,463)                                               20,503,973
                                                                   ------------

ASSET BACKED SECURITIES--4.3%

AUTOMOBILES--3.5%
  BMW Vehicle Owner
    Trust Series 2006-A
    Class A3
    5.130% 09/27/10(c)                Aaa/AAA              350          350,571
  Daimler Chrysler Auto
    Trust Series 2006-C A4
    4.980% 11/08/11(c)                Aaa/AAA              510          513,537
  Honda Auto Receivables
    Owner Trust Series 2006-2
    Class A4
    5.280% 01/23/12(c)                Aaa/AAA            1,460        1,477,808
  USAA Auto Owner Trust
    Series 2006-3 Class A4
    5.360% 06/15/12(c)                Aaa/AAA              645          654,358

                            ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
AUTOMOBILES--(CONTINUED)
  Volkswagen Auto Lease Trust
    Series 2006-A Class A3
    5.500% 09/21/09(c)                Aaa/AAA          $   795     $    798,276
                                                                   ------------
                                                                      3,794,550
                                                                   ------------

Credit Cards--0.8%
  Citibank Credit Card Issuance
    Trust Series 2006-A5 Class A5
    5.300% 05/20/11(c)                Aaa/AAA              790          801,198
                                                                   ------------

TOTAL ASSET BACKED SECURITIES
    (Cost $4,547,276)                                                 4,595,748
                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--4.0%
  Commerical Mortgage Asset Trust
    Series 1999-C2 Class A2
    7.546% 11/17/32(a)(c)             Aaa/AAA              309          318,196
  GSR Mortgage Loan Trust
    Series 2005-AR6 Class 3A1
    4.561% 09/25/35(a)(c)             Aaa/AAA            1,562        1,545,708
  JP Morgan Mortgage Trust
    Series 2004-S2 Class 4A5
    6.000% 11/25/34(c)                Aaa/AAA              986          988,776
  Washington Mutual
    Series 2005-AR12 Class 1A8
    4.834% 10/25/35(a)(c)             Aaa/AAA            1,426        1,414,725
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $4,307,689)                                         4,267,405
                                                                   ------------


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------

CORPORATE BONDS--22.2%

BASIC MATERIALS--0.5%
  BHP Billiton Finance USA Ltd.
    5.000% 12/15/10                   A1/A+            $   425     $    435,741
  Nucor Corp.
    6.400% 12/01/37                   A1/A+                115          116,697
                                                                   ------------
                                                                        552,438
                                                                   ------------

COMMUNICATIONS--3.7%
  AT&T, Inc.
    4.125% 09/15/09(c)                A2/A               1,220        1,210,986
  BellSouth Corp.
    4.200% 09/15/09(c)                A2/A                 865          858,249
  Motorola, Inc.
    6.000% 11/15/17(c)                Baa1/A-              830          824,574
  Motorola, Inc.
    6.625% 11/15/37(c)                Baa1/A-              370          358,621
  Time Warner, Inc.
    6.500% 11/15/36(c)                Baa2/BBB+            725          689,874
                                                                   ------------
                                                                      3,942,304
                                                                   ------------

CONSUMER CYCLICAL--0.4%
  Wal-Mart Stores, Inc.
    6.500% 08/15/37                   Aa2/AA               465          476,742
                                                                   ------------

CONSUMER NON-CYCLICAL--0.9%
  Aetna, Inc.
    6.750% 12/15/37                   A3/A-                585          577,545
  Diageo Capital PLC
    3.375% 03/20/08                   A3/A-                 95           94,657
  Schering-Plough Corp.
    6.000% 09/15/17(c)                Baa1/A-              335          345,765
                                                                   ------------
                                                                      1,017,967
                                                                   ------------

ENERGY--1.5%
  Encana Corp.
    6.500% 02/01/38                   Baa2/A-              365          372,372
  Norsk Hydro ASA
    6.360% 01/15/09(c)                Aa2/AA-            1,185        1,208,700
                                                                   ------------
                                                                      1,581,072
                                                                   ------------

                            ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
FINANCE--10.9%
  American Express Centurion Bank
    5.550% 10/17/12                   Aa3/A+           $ 1,070     $  1,081,166
  American Express Co.
    5.250% 09/12/11                   A1/A+                920          924,317
  American General Finance Corp.
    4.875% 05/15/10                   A1/A+              1,985        1,999,310
  Bank of America Corp.
    5.750% 12/01/17                   Aa1/AA               260          259,995
  Caterpillar Financial Services Corp.
    4.300% 06/01/10(c)                A2/A               1,185        1,183,047
  CIT Group Funding Co. of Canada
    4.650% 07/01/10                   A2/A                 600          569,930
  First Tennessee Bank NA
    5.316% 12/08/08(c)                A2/A                 560          561,231
  General Electric Capital Corp.
    5.250% 10/19/12                   Aaa1/AAA           1,085        1,111,942
  General Electric Capital Corp.
    9.500% 12/11/14                   Aaa/AAA            2,350          223,965
  Goldman Sachs Group, Inc., (The)
    5.450% 11/01/12                   Aa3/AA-              295          299,601
  HSBC Holdings PLC
    6.500% 09/15/37                   Aa3/A+               585          550,594
  M&T Bank Corp.
    6.625% 12/04/17                   A2/A-                835          838,302
  Santander
    7.625% 11/03/09                   Aa2/AA-              390          411,554
  Santander 144A
    4.750% 10/21/08(b)                Aa1/AA               800          803,957
  Wachovia Bank NA
    6.600% 01/15/38                   Aa2/AA-              900          898,128
                                                                   ------------
                                                                      11,717,039
                                                                   ------------


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
INDUSTRIAL--3.1%
  CSX Corp.
    6.250% 03/15/18(c)                Baa3/BBB-        $   720     $    735,778
  Northrop Grumman Corp.
    7.125% 02/15/11(c)                Baa1/BBB+            780          844,797
  Textron, Inc.
    5.600% 12/01/17                   A3/A-                420          419,990
  Union Pacific Corp.
    6.650% 01/15/11(c)                Baa2/BBB           1,240        1,317,830
                                                                   ------------
                                                                      3,318,395
                                                                   ------------

TECHNOLOGY--0.5%
  Hewlett-Packard Co.
    3.625% 03/15/08(c)                A2/A                 485          482,897
                                                                   ------------

UTILITIES--0.7%
  American Water Capital Corp. 144A
    6.085% 10/15/17(c)                Baa2/A-              760          794,626
                                                                   ------------

TOTAL CORPORATE BONDS
    (Cost $23,606,950)                                               23,883,480
                                                                   ------------
U.S. TREASURY OBLIGATIONS--8.2%

U.S. TREASURY BONDS--0.5%
    4.500% 02/15/36                   Aaa/AAA              580          588,745
                                                                   ------------

U.S. TREASURY NOTES--7.5%
    4.875% 08/31/08                   Aaa/AAA               60           60,642
    4.625% 07/31/09                   Aaa/AAA              625          640,234
    4.000% 02/15/14                   Aaa/AAA            2,000        2,045,468
    4.625% 02/15/17                   Aaa/AAA              285          299,206
    4.500% 05/15/17                   Aaa/AAA              465          484,181
    4.250% 11/15/17                   Aaa/AAA            1,460        1,493,535
    4.750% 02/15/37                   Aaa/AAA            2,910        3,072,550
                                                                   ------------
                                                                      8,095,816
                                                                   ------------

U.S. TREASURY STRIP--0.2%
    4.846% 05/15/17                   Aaa/AAA              285          192,068
                                                                   ------------

TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $8,828,414)                                                 8,876,629
                                                                   ------------

                            ROBECO INVESTMENT FUNDS
                               WPG CORE BOND FUND
                      Portfolio of Investments (Continued)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                       SHARES         VALUE
                                                     ----------    ------------
SHORT-TERM INVESTMENTS--4.3%

SWEEP ACCOUNT--4.3%
  Dreyfus Government Cash Management                 4,690,765     $  4,690,765
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost $4,690,765)                                                 4,690,765
                                                                   ------------

TOTAL INVESTMENTS--103.1%
    (COST $109,585,694*)                                            110,895,237
                                                                   ------------

LIABILITIES IN EXCESS OF
    OTHER ASSETS (d) --(3.1)%                                        (3,363,471)
                                                                   ------------

NET ASSETS--100.0%                                                 $107,531,766
                                                                   ============


(a) Adjustable rate security.
(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers.
(c) Callable security.
(d) Liabilities in excess of other assets include credit default swaps as follows: Protection purchased:

                                                    Notional       Annual       Unrealized
               Reference           Termination       Amount      Protection    Appreciation
Counterparty  Obligation               Date           (000)       Payments    (Depreciation)
------------  ----------               ----           -----       ---------   -------------

Goldman    CDX North America
  Sachs      High Yield Index        12/20/12         $  890         1.40%       $(23,153)
Goldman    CDX North America
  Sachs      Investment Grade
             High Volatility Index   12/20/12            880         1.40%        (49,237)
Goldman
  Sachs    Limited Brands            12/20/12          1,600         2.10%          3,376
Goldman
  Sachs    Williams Co.              12/20/12          1,800         0.90%        (15,745)
                                                                                 --------
                                                                                 $ 84,759
                                                                                 ========

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the portfolio, as computed on a federal income tax basis are as follows:

    Aggregate cost                                             $109,585,694
                                                               ------------
    Gross unrealized appreciation                              $  1,461,459
    Gross unrealized depreciation                                  (150,916)
                                                               ------------
    Net unrealized appreciation                                $  1,310,543
                                                               ============
    For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                             ROBECO INVESTMENT FUNDS
                       ROBECO SAM SUSTAINABLE CLIMATE FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                -----------      ----------
COMMON STOCK--94.9%

AUSTRALIA--0.7%
  Origin Energy Ltd. (Energy)                        3,600       $   27,676
                                                                 ----------

AUSTRIA--3.0%
  Verbund - Oesterreichische
     Elektrizitaetswirtschafts AG (Utilities)        1,800          122,066
                                                                 ----------

BELGIUM--1.2%
  Umicore (Basic Materials)                            200           46,956
                                                                 ----------

Brazil--3.1%
  Aracruz Celulose SA - ADR (Basic Materials)          900           68,958
  Cia Energetica de Minas Gerais -
     ADR (Utilities)                                 2,600           54,470
                                                                 ----------
                                                                    123,428
                                                                 ----------

CANADA--3.3%
  Canadian Hydro Developers, Inc. (Energy)*          4,400           27,115
  Intermap Technologies Corp.
     (Consumer Non-Cyclical)*                       10,100          106,092
                                                                 ----------
                                                                    133,207
                                                                 ----------

CHINA--4.9%
  Trina Solar Ltd. - ADR (Energy)*                   3,000          128,550
  Yingli Green Energy Holding Co. Ltd. -
     ADR (Energy)*                                   2,600           69,186
                                                                 ----------
                                                                    197,736
                                                                 ----------

DENMARK--6.9%
  Greentech Energy Systems (Energy)*                 7,200          134,770
  Novozymes A/S (Consumer Non-Cyclical)                500           55,164
  Vestas Wind Systems A/S (Industrial)*                900           86,281
                                                                 ----------
                                                                    276,215
                                                                 ----------


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                -----------      ----------
FINLAND--4.5%
  Fortum Oyj (Utilities)                             1,100       $   47,438
  Vaisala Oyj (Industrial)                           1,200           56,647
  Wartsila Oyj (Industrial)                          1,000           76,768
                                                                 ----------
                                                                    180,853
                                                                 ----------

FRANCE--1.4%
  Schneider Electric SA (Industrial)                   400           56,001
                                                                 ----------

GERMANY--10.7%
  Q-Cells AG (Energy)*                                 900          127,245
  Siemens AG (Industrial)                              700          106,572
  Solon AG Fuer Solartechnik (Industrial)*             700           75,007
  Steico AG (Energy)*                                1,800           33,555
  Vossloh AG (Industrial)                              800           86,896
                                                                 ----------
                                                                    429,275
                                                                 ----------

GREECE--1.6%
  Terna Energy SA (Energy)*                          4,800           63,411
                                                                 ----------

ITALY--0.8%
  Trevi Finanziaria SpA (Industrial)                 1,900           33,467
                                                                 ----------

JAPAN--2.7%
  Mitsubishi Rayon Co. Ltd. (Consumer Cyclical)     11,000           59,301
  Miura Co. Ltd. (Industrial)                        1,200           28,939
  Nichias Corp. (Industrial)                         3,000           10,061
  Yamatake Corp. (Industrial)                          400           11,287
                                                                 ----------
                                                                    109,588
                                                                 ----------

NETHERLANDS--2.6%
  Boskalis Westminster (Industrial)                    900           54,243
  Smit Internationale NV (Industrial)                  500           50,494
                                                                 ----------
                                                                    104,737
                                                                 ----------

NORWAY--1.6%
  Renewable Energy Corp. AS (Energy)*                1,300           63,770
                                                                 ----------

                             ROBECO INVESTMENT FUNDS
                       ROBECO SAM SUSTAINABLE CLIMATE FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                -----------      ----------
SPAIN--4.1%
  Gamesa Corp. Tecnologica SA (Industrial)             700       $   31,873
  Iberdrola SA (Utilities)                           8,000          132,341
                                                                 ----------
                                                                    164,214
                                                                 ----------

SWEDEN--1.6%
  Munters AB (Industrial)                            5,300           63,467
                                                                 ----------

SWITZERLAND--2.9%
  Georg Fischer AG (Consumer Cyclical)*                100           66,664
  Syngenta AG (Basic Materials)                        200           49,841
                                                                 ----------
                                                                    116,505
                                                                 ----------

UNITED STATES--37.3%
  BorgWarner, Inc. (Consumer Cyclical)               1,000           96,610
  Covanta Holding Corp. (Energy)*                    3,100           83,669
  Ecolab, Inc. (Basic Materials)                     1,500           71,850
  Emerson Electric Co. (Industrial)                  2,200          125,444
  Fluor Corp. (Industrial)                             300           44,151
  FPL Group Inc. (Utilities)                           900           62,784
  General Electric Co. (Industrial)                  1,800           68,922
  Global Industries Ltd. (Energy)*                   3,500           77,595
  Honeywell International, Inc. (Industrial)           900           50,958
  Houston Wire & Cable Co. (Consumer Cyclical)       2,600           38,506
  ITT Corp. (Industrial)                               600           38,664
  Jacobs Engineering Group, Inc. (Industrial)*       1,300          108,901
  Johnson Controls, Inc. (Consumer Cyclical)         2,700          104,274
  Kaydon Corp. (Industrial)                          1,400           70,854
  Kingspan Group PLC (Industrial)                    2,600           54,956
  Quanta Services, Inc. (Consumer Non-Cyclical)*     4,500          123,210
  Sunpower Corp. Class A (Energy)*                     700           87,108
  Tetra Tech, Inc. (Industrial)*                     4,000           82,880
  Tetra Technologies, Inc. (Energy)*                 4,400           69,564


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                -----------      ----------
UNITED STATES--(CONTINUED)
  U.S. BioEnergy Corp. (Energy)*                     4,400       $   39,908
                                                                 ----------
                                                                  1,500,808
                                                                 ----------

TOTAL COMMON STOCK
     (Cost $3,829,981)                                            3,813,380
                                                                 ----------
RIGHTS--0.0%

GERMANY--0.0%
  Solon AG Expiration 12/3/07*                         700                0
                                                                 ----------

TOTAL RIGHTS
     (Cost $0)                                                            0
                                                                 ----------
SHORT-TERM INVESTMENTS--3.6%
  PNC Bank Money Market Deposit Account            143,292          143,292
                                                                 ----------

TOTAL SHORT-TERM INVESTMENTS
     (Cost $143,292)                                                143,292
                                                                 ----------
TOTAL INVESTMENTS--98.5%
     (COST $3,973,273)**                                          3,956,672
                                                                 ----------

OTHER ASSETS IN EXCESS OF LIABILITIES--1.5%                          60,031
                                                                 ----------
NET ASSETS--100.0%                                               $4,016,703
                                                                 ==========


ADR   -- American Depository Receipt.
*     -- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

      Aggregate cost                                      $3,973,273
                                                          ----------
      Gross unrealized appreciation                       $  237,874
      Gross unrealized depreciation                         (254,475)
                                                          ----------
      Net unrealized depreciation                         $  (16,601)
                                                          ==========

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

                             ROBECO INVESTMENT FUNDS
                        ROBECO SAM SUSTAINABLE WATER FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                -----------      ----------
COMMON STOCK--93.4%

AUSTRALIA--0.3%
  Boart Longyear Group(Industrial)*                  6,500       $   13,842
                                                                 ----------

AUSTRIA--2.3%
  Andritz AG(Industrial)                             1,000           61,943
  BWT AG(Industrial)                                   400           26,099
  Christ Water Technology AG(Industrial)*              300            5,064
                                                                 ----------
                                                                     93,106
                                                                 ----------

BRAZIL--1.7%
  Cia de Saneamento Basico do
     Estado de Sao Paulo - (Utilities)ADR            1,400           69,286
                                                                 ----------

CANADA--3.7%
  Bioteq Environmental Tech, Inc.(Industrial)*       8,000           32,413
  Intermap Technologies Corp.
     (Consumer Non-Cyclical)*                        5,000           52,521
  Stantec, Inc.(Consumer Non-Cyclical)*              1,000           33,764
  SunOpta, Inc.(Consumer Non-Cyclical)*              2,400           34,344
                                                                 ----------
                                                                    153,042
                                                                 ----------

CHINA--1.0%
  Bio-Treat Technology Ltd.(Industrial)             30,000           14,906
  Celestial Nutrifoods Ltd.(Consumer
     Non-Cyclical)                                  27,000           22,172
  Xinjiang Tianye Water Saving Irrigation
     System Co. Ltd.(Industrial)                    16,000            5,426
                                                                 ----------
                                                                     42,504
                                                                 ----------

DENMARK--1.1%
  Novozymes A/S, Class B(Consumer
     Non-Cyclical)                                     400           44,131
                                                                 ----------


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                -----------      ----------
FINLAND--0.6%
  Uponor Oyj(Industrial)                             1,000       $   24,029
                                                                 ----------

FRANCE--14.1%
  Foraco International(Basic Materials)*             5,900           17,707
  Groupe Danone(Consumer Non-Cyclical)               1,000           88,452
  Suez SA(Utilities)*                                3,700          247,003
  Veolia Environnement(Utilities)                    2,490          230,883
                                                                 ----------
                                                                    584,045
                                                                 ----------

GERMANY--5.3%
  Henkel KGaA(Consumer Non-Cyclical)                   800           44,341
  Krones AG(Industrial)                                250           20,810
  KSB AG(Industrial)                                   125           84,930
  Siemens AG(Industrial)                               300           45,673
  Washtec AG(Industrial)*                            1,500           24,704
                                                                 ----------
                                                                    220,458
                                                                 ----------

HONG KONG--4.7%
  Chaoda Modern Agriculture
     (Consumer Non-Cyclical)                       117,450          110,429
  China Water Affairs Group Ltd.(Industrial)*       38,000           22,648
  Guangdong Investment Ltd.(Finance)               105,000           60,825
                                                                 ----------
                                                                    193,902
                                                                 ----------

JAPAN--0.9%
  Kurita Water Industries Ltd.(Industrial)           1,200           35,267
                                                                 ----------

NETHERLANDS--5.3%
  Boskalis Westminster(Industrial)                     900           54,243
  Unilever NV(Consumer Non-Cyclical)                 1,500           53,173
  Wavin NV(Industrial)                               8,600          113,611
                                                                 ----------
                                                                    221,027
                                                                 ----------

                             ROBECO INVESTMENT FUNDS
                        ROBECO SAM SUSTAINABLE WATER FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                -----------      ----------
PHILIPPINES--0.1%
  Manila Water Co., Inc.(Utilities)                 11,000       $    4,307
                                                                 ----------

SINGAPORE--0.5%
  Hyflux Ltd.(Industrial)                            4,500           10,807
  Sinomem Technology Ltd.(Industrial)*              15,000            9,523
                                                                 ----------
                                                                     20,330
                                                                 ----------

SPAIN--2.3%
  Fluidra SA(Industrial)*                            2,600           22,631
  Sociedad General de Aguas de Barcelona SA,
     Class A(Utilities)                              1,800           72,870
                                                                 ----------
                                                                     95,501
                                                                 ----------

SWITZERLAND--6.5%
  Geberit AG(Industrial)                             1,100          153,353
  Georg Fischer AG(Consumer Cyclical)*                  40           26,666
  Nestle SA(Consumer Non-Cyclical)                     180           87,459
                                                                 ----------
                                                                    267,478
                                                                 ----------

UNITED KINGDOM--3.5%
  Kelda Group PLC(Utilities)                         1,800           39,897
  Pennon Group PLC(Utilities)                        1,500           20,818
  PuriCore PLC(Consumer Non-Cyclical)*              14,300            8,968
  RPS Group PLC(Consumer Non-Cyclical)               2,500           15,524
  Severn Trent PLC(Utilities)                        1,900           61,217
                                                                 ----------
                                                                    146,424
                                                                 ----------

UNITED STATES--39.5%
  Danaher Corp.(Industrial)                          2,500          217,050
  Dionex Corp.(Industrial)*                            200           16,894
  Ecolab, Inc.(Basic Materials)                      1,800           86,220
  Hain Celestial Group, Inc.
     (Consumer Non-Cyclical)*                          800           26,464
  IDEX Corp.(Industrial)                             1,300           46,410


                                                  NUMBER
                                                 OF SHARES          VALUE
                                                -----------      ----------
UNITED STATES--(CONTINUED)
  Insituform Technologies, Inc.,
     Class A(Industrial)*                              800       $   10,392
  Itron, Inc.(Industrial)*                             800           62,040
  ITT Corp.(Industrial)                              3,600          231,984
  Layne Christensen Co.(Industrial)*                   700           39,865
  Millipore Corp.(Consumer Non-Cyclical)*              900           73,692
  Mueller Water Products, Inc.,
     Class B(Industrial)                             4,100           41,041
  Nalco Holding Co.(Industrial)                      3,000           71,880
  Pall Corp.(Industrial)                             2,200           84,150
  Pentair, Inc.(Industrial)                          1,900           64,448
  Procter & Gamble Co.(Consumer Non-Cyclical)          600           44,400
  Robbins & Myers, Inc.(Industrial)                    100            6,850
  Roper Industries, Inc.(Industrial)                 2,400          152,280
  Tetra Tech, Inc.(Industrial)*                        700           14,504
  Thermo Fisher Scientific, Inc.(Industrial)*        2,800          161,392
  Toro Co.(Consumer Cyclical)                          500           27,825
  TyraTech, Inc.(Basic Materials)*                   1,500           14,804
  URS Corp.(Industrial)*                               700           40,243
  Valmont Industries, Inc.(Industrial)               1,000           78,490
  Watts Water Technologies, Inc.(Industrial)           600           17,556
                                                                 ----------
                                                                  1,630,874
                                                                 ----------

TOTAL COMMON STOCK
     (Cost $3,922,082)                                            3,859,553
                                                                 ----------

SHORT-TERM INVESTMENT--5.0%
  PNC Bank Money Market Deposit Account            208,759          208,759
                                                                 ----------

TOTAL SHORT-TERM INVESTMENT
     (Cost $208,759)                                                208,759
                                                                 ----------

                             ROBECO INVESTMENT FUNDS
                        ROBECO SAM SUSTAINABLE WATER FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)




TOTAL INVESTMENTS--98.4%
     (COST $4,130,841**)                                         $4,068,312

OTHER ASSETS IN EXCESS OF LIABILITIES--1.6%                          64,129
                                                                 ----------
NET ASSETS--100.0%                                               $4,132,441
                                                                 ==========


ADR   -- American Depository Receipt.
*     -- Non-income Producing
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

      Aggregate cost                                      $4,130,841
                                                          ----------
      Gross unrealized appreciation                       $  159,732
      Gross unrealized depreciation                         (222,261)
                                                          ----------
      Net unrealized depreciation                         $  (62,529)
                                                          ==========

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus.

                                   SCHNEIDER
                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                  Shares           Value
                                                ----------      -----------
DOMESTIC COMMON STOCKS -- 84.9%
AEROSPACE & DEFENSE -- 5.3%
AAR Corp.*                                          97,980      $ 3,235,300
Triumph Group, Inc.                                 16,235        1,319,256
                                                                -----------
                                                                  4,554,556
                                                                -----------
AIRLINES -- 1.4%
AirTran Holdings, Inc.*                            144,850        1,229,777
                                                                -----------
AUTO COMPONENTS -- 1.8%
American Axle & Manufacturing Holdings, Inc.        68,800        1,590,656
                                                                -----------
AUTOMOBILES -- 1.7%
Fleetwood Enterprises, Inc.*                       264,750        1,448,183
                                                                -----------
BIOTECHNOLOGY -- 1.7%
Human Genome Sciences, Inc.*                       137,850        1,435,019
                                                                -----------
BUILDING PRODUCTS -- 0.6%
Builders FirstSource, Inc.*                         10,700           74,044
Griffon Corp.*                                      26,125          337,535
Universal Forest Products, Inc.                      2,300           65,803
                                                                -----------
                                                                    477,382
                                                                -----------
CHEMICALS -- 0.0%
Spartech Corp.                                       1,950           26,637
                                                                -----------
COMMERCIAL BANKS -- 3.0%
First BanCorp.                                     344,425        2,252,539
W. Holding Co., Inc.                               278,100          325,377
                                                                -----------
                                                                  2,577,916
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.4%
Administaff, Inc.                                   22,975          750,823
Hudson Highland Group, Inc.*                       231,800        2,065,338
Viad Corp.                                           3,950          122,489
                                                                -----------
                                                                  2,938,650
                                                                -----------
COMPUTERS & PERIPHERALS -- 0.5
Xyratex Ltd.*                                       31,850          469,469
                                                                -----------
CONSTRUCTION & ENGINEERING -- 0.0%
Integrated Electrical Services, Inc.*                   --                9
                                                                -----------
DISTRIBUTORS -- 0.9%
Building Materials Holding Corp.                   136,700          781,924
                                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 1.6%
Corinthian Colleges, Inc.*                          77,725        1,357,079
                                                                -----------
ELECTRIC UTILITIES -- 1.6%
Reliant Energy, Inc.*                               51,700        1,346,268
                                                                -----------


                                                  Shares           Value
                                                ----------      -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
Celestica, Inc.*                                    94,250      $   553,247
Insight Enterprises, Inc.*                          11,950          236,730
Mercury Computer Systems, Inc.*                      8,975          131,574
                                                                -----------
                                                                    921,551
                                                                -----------
FOOD PRODUCTS -- 0.2%
Sanderson Farms, Inc.                                5,600          173,936
                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
American Medical Systems Holdings, Inc.*           102,050        1,395,023
Orthofix International NV*                          10,275          600,163
                                                                -----------
                                                                  1,995,186
                                                                -----------
HEALTH CARE PROVIDERS & SERVICE -- 1.0%
Assisted Living Concepts, Inc. Class A*              3,150           21,672
Matria Healthcare, Inc.*                            20,075          456,104
Pharmerica Corp.*                                   26,525          390,713
                                                                -----------
                                                                    868,489
                                                                -----------
HOUSEHOLD DURABLES -- 3.1%
Centex Corp.                                        51,550        1,075,333
D.R. Horton, Inc.                                   43,800          524,286
KB Home                                             10,900          227,701
NVR, Inc.*                                           1,775          873,300
                                                                -----------
                                                                  2,700,620
                                                                -----------
INSURANCE -- 3.6%
LandAmerica Financial Group, Inc.                   35,725          940,282
ProAssurance Corp.*                                 35,556        1,949,891
RAM Holdings Ltd.*                                  35,524          206,039
                                                                -----------
                                                                  3,096,212
                                                                -----------
INTERNET SOFTWARE & SERVICES -- 3.1%
Internet Capital Group, Inc.*                      166,500        1,859,805
Openwave Systems, Inc.                             297,850          819,087
                                                                -----------
                                                                  2,678,892
                                                                -----------
IT SERVICES -- 1.0%
BearingPoint, Inc.*                                 98,250          358,613
Ness Technologies, Inc.*                            50,700          477,087
                                                                -----------
                                                                    835,700
                                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.3%
MarineMax, Inc.*                                    69,550        1,137,143
                                                                -----------
MACHINERY -- 3.5%
Federal Signal Corp.                                 3,900           44,850
Navistar International Corp.*                       49,775        2,585,811

                                   SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                  Shares           Value
                                                ----------      -----------
Wabash National Corp.                               52,875      $   365,366
                                                                -----------
                                                                  2,996,027
                                                                -----------
MARINE -- 1.3%
Alexander & Baldwin, Inc.                           21,500        1,104,670
                                                                -----------
METALS & MINING -- 1.8%
Golden Star Resources Ltd.*                        501,425        1,514,303
                                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 5.7%
Massey Energy Co.                                  143,625        4,876,069
                                                                -----------
PAPER & FOREST PRODUCTS -- 0.1%
Neenah Paper, Inc.                                   2,350           70,923
                                                                -----------
PHARMACEUTICALS -- 1.0%
Salix Pharmaceuticals Ltd.*                         77,375          878,980
                                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 9.5%
Anworth Mortgage Asset Corp.                       855,331        6,004,424
Arbor Realty Trust, Inc.                             4,300           73,530
Capstead Mortgage Corp.                             33,450          408,090
Chimera Investment Corp.*                           47,125          730,909
Colonial Properties Trust                            1,200           29,388
Maguire Properties, Inc.                             2,450           61,936
U-Store-It Trust                                    81,450          818,572
Winthrop Realty Trust                                3,625           19,357
                                                                -----------
                                                                  8,146,206
                                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.8%
MI Developments, Inc., Class A                      54,275        1,508,302
St. Joe Co. (The)                                   11,200          318,640
Thomas Properties Group, Inc.                      137,075        1,428,322
                                                                -----------
                                                                  3,255,264
                                                                -----------
ROAD & RAIL -- 0.9%
Avis Budget Group, Inc.*                             4,975           74,774
Genesee & Wyoming, Inc. Class A*                    26,650          698,230
Ryder System, Inc.                                     200            8,672
                                                                -----------
                                                                    781,676
                                                                -----------
SEMICONDUCTORS -- 6.5%
Advanced Energy Industries, Inc.*                   12,175          176,659
Alliance Semiconductor Corp.                       190,825          297,687
ASM International N.V.                              29,325          684,739
Axcelis Technologies, Inc.*                        166,525          789,328
BE Semiconductor Industries N.V.*                  315,768        1,464,658
International Rectifier Corp.*                      14,350          466,662
Qimonda AG ADR*                                     44,525          326,814
Silicon Storage Technology, Inc.*                  329,275          935,141


                                                  Shares           Value
                                                ----------      -----------
Zilog, Inc.*                                       135,400      $   426,510
                                                                -----------
                                                                  5,568,198
                                                                -----------
SOFTWARE -- 3.1%
Take-Two Interactive Software, Inc.*               179,900        2,694,902
                                                                -----------
SPECIALTY RETAIL -- 1.4%
AC Moore Arts & Crafts, Inc.*                       11,486          182,283
Chico's FAS, Inc.*                                  55,725          630,250
Foot Locker, Inc.                                    8,200          107,010
Stein Mart, Inc.                                    56,950          308,669
                                                                -----------
                                                                  1,228,212
                                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
Barry (R.G.) Corp.*                                 92,850          674,091
                                                                -----------
THRIFTS & MORTGAGE FINANCE -- 5.3%
First Niagara Financial Group, Inc.                 92,650        1,151,639
FirstFed Financial Corp.*                           44,450        1,556,639
Flagstar Bancorp, Inc.                              21,900          137,970
PMI Group, Inc. (The)                               83,050        1,098,751
Washington Federal, Inc.                            26,050          611,394
                                                                -----------
                                                                  4,556,393
                                                                -----------
     TOTAL DOMESTIC COMMON STOCKS
        (Cost $77,475,813)                                       72,987,168
                                                                -----------
MEXICAN COMMON STOCKS -- 0.0%
MEDIA -- 0.0%
TV Azteca, S.A. de C.V.                             11,425            6,442
                                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
Grupo Iusacell S.A. de C.V.*                             1                8
                                                                -----------
     TOTAL MEXICAN COMMON STOCKS
        (Cost $4,169)                                                 6,450
                                                                -----------

                                                  Shares           Value
                                                ----------      -----------
EXCHANGE TRADED FUND -- 3.6%
FINANCE -- 3.6%
iShares Russell 2000 Value Index Fund               42,900        3,080,220
                                                                -----------
     TOTAL EXCHANGE TRADED FUND
        (Cost $3,042,545)                                         3,080,220
                                                                -----------
                                                    Par
                                                   (000)           Value
                                                ----------      -----------
CORPORATE BONDS -- 0.4%
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Advanced Medical Optics, Inc.
  3.25%, 08/01/26                                  $   362          290,958
                                                                -----------
     TOTAL CORPORATE BONDS
        (Cost $299,506)                                             290,958
                                                                -----------

                                   SCHNEIDER
                              SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                               NOVEMBER 30, 2007
                                  (UNAUDITED)


                                                  Shares           Value
                                                ----------      -----------
TEMPORARY INVESTMENT -- 10.7%
PNC Bank Money Market Account                    9,202,952      $ 9,202,952
                                                                -----------
     TOTAL TEMPORARY INVESTMENT
        (Cost $9,202,952)                                         9,202,952
                                                                -----------

TOTAL INVESTMENTS -- 99.6%
(Cost $90,024,985)**                                             85,567,748

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                       374,983
                                                                -----------

NET ASSETS -- 100.0%                                            $85,942,731
                                                                ===========



ADR  -- American Depository Receipt
*    Non-incoming producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                              $ 90,024,985
                                                 ------------
     Gross appreciation                          $  9,879,480
     Gross depreciation                           (14,336,717)
                                                 ------------
     Net unrealized depreciation                 $ (4,457,237)
                                                 ============


     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                                    SCHNEIDER
                                   VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   Shares          Value
                                                 ----------    ------------
DOMESTIC COMMON STOCKS -- 86.6%
AEROSPACE & DEFENSE -- 1.8%
Boeing Co.                                          59,975     $  5,550,087
                                                               ------------
AUTO COMPONENTS -- 0.5%
Visteon Corp.*                                     338,775        1,490,610
                                                               ------------
CHEMICALS -- 0.7%
Chemtura Corp.                                         550            4,125
Cytec Industries, Inc.                              35,625        2,185,238
                                                               ------------
                                                                  2,189,363
                                                               ------------
COMMERCIAL BANKS -- 2.3%
Wachovia Corp.                                     169,450        7,286,350
                                                               ------------
COMMUNICATION EQUIPMENT -- 0.8%
Motorola, Inc.                                     158,625        2,533,241
                                                               ------------
COMPUTERS & PERIPHERALS -- 3.6%
Dell, Inc.*                                        453,553       11,130,191
                                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
Citigroup, Inc.                                    221,575        7,378,447
                                                               ------------
ELECTRIC UTILITIES -- 5.0%
Reliant Energy, Inc.*                              598,400       15,582,336
                                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.7%
AU Optronics Corp. -- ADR                          637,201       12,482,767
Celestica, Inc.*                                   357,563        2,098,895
                                                               ------------
                                                                 14,581,662
                                                               ------------
FOOD PRODUCTS -- 0.8%
Smithfield Foods, Inc.*                                721           21,666
Tyson Foods, Inc., Class A                         157,292        2,345,224
                                                               ------------
                                                                  2,366,890
                                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
Boston Scientific Corp.*                           194,075        2,451,167
Covidien, Ltd.                                      38,868        1,558,996
                                                               ------------
                                                                  4,010,163
                                                               ------------
HEALTH CARE PROVIDERS & SERVICE -- 2.0%
Omnicare, Inc.                                     247,650        6,310,122
                                                               ------------
HOTELS RESTAURANTS & LEISURE -- 0.9%
Carnival Corp.                                      65,600        2,959,872
                                                               ------------
HOUSEHOLD DURABLES -- 3.0%
Centex Corp.                                       271,565        5,664,846
NVR, Inc.*                                           7,600        3,739,200
Pulte Homes, Inc.                                    8,880           90,753
                                                               ------------
                                                                  9,494,799
                                                               ------------
INSURANCE -- 5.8%
Fidelity National Financial, Inc., Class A         149,630        2,337,221
First American Corp.                                58,168        1,988,182
Genworth Financial, Inc., Class A                  288,625        7,573,520


                                                   Shares          Value
                                                 ----------    ------------
RenaissanceRe Holdings, Ltd.                        74,100     $  4,380,051
Unum Group                                          74,775        1,857,411
                                                               ------------
                                                                 18,136,385
                                                               ------------
IT SERVICES -- 0.9%
BearingPoint, Inc.*                                765,228        2,793,082
                                                               ------------
MACHINERY -- 5.4%
Navistar International Corp.*                      326,775       16,975,961
                                                               ------------
MEDIA -- 5.1%
Liberty Media Corp. - Capital Series A*             55,381        6,593,662
XM Satellite Radio Holdings, Inc., Class A*        601,550        9,384,180
                                                               ------------
                                                                 15,977,842
                                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 16.3%
Arch Coal, Inc.                                    493,525       18,684,856
Cameco Corp.                                        85,825        3,550,580
Consol Energy, Inc.                                409,775       24,291,462
Massey Energy Co.                                  130,568        4,432,784
                                                               ------------
                                                                 50,959,682
                                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 8.8%
Annaly Capital Management, Inc.                  1,309,738       22,540,591
iStar Financial, Inc.                               26,250          768,337
Redwood Trust, Inc.                                137,813        4,207,431
                                                               ------------
                                                                 27,516,359
                                                               ------------
ROAD & RAIL -- 1.9%
CSX Corp.                                           81,550        3,425,100
J.B. Hunt Transport Services, Inc.                  98,200        2,581,678
                                                               ------------
                                                                  6,006,778
                                                               ------------
SEMICONDUCTORS -- 2.0%
International Rectifier Corp.*                     138,475        4,503,207
Qimonda AG -- ADR*                                 241,550        1,772,977
                                                               ------------
                                                                  6,276,184
                                                               ------------
SPECIALTY RETAIL -- 0.7%
Chico's FAS, Inc.*                                  97,800        1,106,118
Staples, Inc.                                       43,725        1,036,283
                                                               ------------
                                                                  2,142,401
                                                               ------------
THRIFTS & MORTGAGE FINANCE -- 9.1%
Federal National Mortgage Association              272,650       10,475,213
Freddie Mac                                        462,701       16,226,924
PMI Group, Inc. (The)                              119,100        1,575,693
                                                               ------------
                                                                 28,277,830
                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Sprint Nextel Corp.                                171,250        2,657,802
                                                               ------------
     TOTAL DOMESTIC COMMON STOCKS
        (Cost $251,562,853)                                     270,584,439
                                                               ------------

                                    SCHNEIDER
                                   VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                   Shares          Value
                                                 ----------    ------------
CANADIAN COMMON STOCKS -- 2.2%
AEROSPACE & DEFENSE -- 2.2%
Bombardier, Inc., Class B*                       1,133,475     $  6,860,268
                                                               ------------
     TOTAL CANADIAN COMMON STOCK
        (Cost $3,792,119)                                         6,860,268
                                                               ------------
PREFERRED STOCKS -- 0.0%
SAVINGS & LOAN ASSOCIATIONS -- 0.0%
Washington Mutual Capital Trust 2001                   250            8,625
                                                               ------------
     TOTAL PREFERRED STOCKS
        (Cost $8,034)                                                 8,625
                                                               ------------
EXCHANGE TRADED FUND -- 2.3%
FINANCE -- 2.3%
iShares Russell 1000 Value Index Fund               90,025        7,361,344
                                                               ------------
     TOTAL EXCHANGE TRADED FUND
        (Cost $7,234,854)                                         7,361,344
                                                               ------------
TEMPORARY INVESTMENT -- 7.9%
PNC Bank Money Market Account                   24,621,050       24,621,050
                                                               ------------
     TOTAL TEMPORARY INVESTMENT
        (Cost $24,621,050)                                       24,621,050
                                                               ------------

TOTAL INVESTMENTS -- 99.0%
(Cost $287,218,910)**                                           309,435,726
                                                               ------------

OTHER ASSETS IN EXCESS OF LIABLITIES -- 1.0%                      2,993,748
                                                               ------------

NET ASSETS -- 100.0%                                           $312,429,474
                                                               ============

ADR   -- American Depository Receipt
*     Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                     $287,218,910
                                                         ------------
      Gross unrealized appreciation                      $ 51,160,508
      Gross unrealized depreciation                       (28,943,692)
                                                         ------------
      Net unrealized appreciation                        $ 22,216,816
                                                         ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                  NUMBER
                                                 OF SHARES         VALUE
                                                -----------    ------------
COMMON STOCKS--97.5%
BASIC INDUSTRY--2.0%
    Brush Engineered Materials, Inc.*               16,200     $    724,626
    General Steel Holdings, Inc.*                   50,900          505,946
    ICO, Inc.*                                     157,800        1,712,130
    Methanex Corp.                                  92,100        2,740,896
    Zep, Inc.*                                      20,400          267,852
                                                               ------------
                                                                  5,951,450
                                                               ------------
CONSUMER CYCLICAL--10.4%
    Bidz.com, Inc.*                                 37,800          435,456
    Brown Shoe Co., Inc.                            90,100        1,528,997
    Buckle, Inc. (The)                              24,700          872,157
    Callaway Golf Co.                              118,600        2,023,316
    Casey's General Stores, Inc.                    52,100        1,510,900
    Cooper Tire & Rubber Co.                       118,700        1,825,606
    FTD Group, Inc.                                131,200        1,758,080
    G & K Services, Inc., Class A                   32,000        1,301,440
    Gmarket, Inc. - ADR*                           101,500        2,356,830
    Interstate Hotels & Resorts, Inc.*             379,700        1,773,199
    J. Crew Group, Inc.*                            18,800          903,340
    Jack in the Box, Inc.*                          18,700          560,065
    Longs Drug Stores Corp.                         10,800          571,536
    Mesa Air Group, Inc.*                          427,800        1,617,084
    Monarch Casino & Resort, Inc.*                  54,300        1,388,994
    Netflix, Inc.*                                  52,900        1,221,990
    Pantry, Inc., (The)*                            31,600          909,764
    PC Connection, Inc.*                           158,800        2,031,052
    PC Mall, Inc.*                                  26,200          284,794
    Polaris Industries, Inc.                        35,400        1,612,824
    Rush Enterprises, Inc., Class A*               127,200        2,004,672
    Town Sports International Holdings, Inc.*       78,900          796,890
    United Stationers, Inc.*                        37,600        1,904,816
                                                               ------------
                                                                 31,193,802
                                                               ------------
CONSUMER GROWTH--18.4%
    Air Methods Corp.*                               8,000          421,200
    AMERIGROUP Corp.*                               66,300        2,278,731
    Apria Healthcare Group, Inc.*                   74,900        1,623,083
    Aspreva Pharmaceuticals Corp.*                  72,500        1,866,875
    Axcan Pharma, Inc.*                            122,500        2,766,050
    Capella Education Co.*                          44,800        3,154,816
    Centene Corp.*                                 106,700        2,667,500
    Chemed Corp.                                    44,700        2,420,505


                                                  NUMBER
                                                 OF SHARES         VALUE
                                                -----------    ------------
CONSUMER GROWTH--(CONTINUED)
    Chindex International, Inc.*                    17,300     $    580,934
    Conmed Corp.*                                   78,400        1,950,592
    Cubist Pharmaceuticals, Inc.*                   97,200        2,064,528
    Cutera, Inc.*                                   28,100          425,434
    Cynosure, Inc., Class A*                        71,400        2,119,866
    Elizabeth Arden, Inc.*                          43,900        1,054,917
    Flowers Foods, Inc.                             77,800        1,807,294
    Greatbatch, Inc.*                               20,600          423,948
    Healthspring, Inc.*                            103,200        1,950,480
    Herbalife Ltd.                                  62,400        2,612,688
    Imperial Sugar Co.                              69,600        1,588,272
    Kinetic Concepts, Inc.*                         25,000        1,466,000
    Medcath Corp.*                                  82,000        2,084,440
    Medtox Scientific, Inc.*                        85,800        1,560,702
    Molina Healthcare, Inc.*                        34,200        1,282,158
    NBTY, Inc.*                                     65,700        1,962,459
    Pall Corp.                                      53,900        2,061,675
    PerkinElmer, Inc.                               74,300        2,026,904
    Synovis Life Technologies, Inc.*                99,900        1,879,119
    WellCare Health Plans, Inc.*                    37,800        1,470,798
    West Pharmaceutical Services, Inc.               3,600          135,252
    Wimm Bill Dann Foods OJSC - ADR                 22,700        2,600,739
    Winn-Dixie Stores, Inc.*                        91,800        1,735,938
    Zoll Medical Corp.*                             39,800          926,544
                                                               ------------
                                                                 54,970,441
                                                               ------------
ENERGY--1.4%
    Aventine Renewable Energy Holdings, Inc.*       63,200          622,520
    Core Laboratories N.V.*                          5,700          668,325
    Dawson Geophysical Co.*                         33,400        2,238,468
    Delek US Holdings, Inc.                         36,300          669,372
                                                               ------------
                                                                  4,198,685
                                                               ------------
FINANCIAL--17.9%
    Allied World Assurance Holdings Ltd.            51,300        2,374,164
    Amerisafe, Inc.*                               155,900        2,379,034
    Amtrust Financial Services, Inc.               162,900        2,068,830
    Arch Capital Group Ltd.*                        41,500        2,895,870
    Assured Guaranty Ltd.                           86,200        1,945,534
    Boston Private Financial Holdings, Inc.         83,500        2,299,590

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                  NUMBER
                                                 OF SHARES         VALUE
                                                -----------    ------------
FINANCIAL--(CONTINUED)
    Calamos Asset Management, Inc., Class A        104,200     $  3,085,362
    CNA Surety Corp.*                               84,300        1,739,109
    Cohen & Steers, Inc.                            26,400          748,968
    Evercore Partners, Inc., Class A                84,500        1,771,965
    EZCORP, Inc., Class A*                         153,700        1,930,472
    FCStone Group, Inc.*                            49,800        2,102,058
    Greenhill & Co., Inc.                           39,000        2,819,310
    Hanover Insurance Group, Inc.                   33,900        1,528,890
    Heartland Payment Systems, Inc.                 61,900        1,998,132
    Interactive Data Corp.                          94,600        2,954,358
    Labranche & Co., Inc.*                         198,000        1,051,380
    Navigators Group, Inc.*                         29,800        1,749,260
    Nelnet, Inc., Class A                           28,100          387,499
    Odyssey Re Holdings Corp.                       45,300        1,745,862
    Penson Worldwide, Inc.*                        138,100        2,117,073
    Philadelphia Consolidated Holding Corp.*        52,600        2,239,708
    Phoenix Cos, Inc., (The)                        39,600          475,992
    Prospect Capital Corp.                          44,300          621,086
    Reinsurance Group of America, Inc.              47,800        2,586,458
    Safety Insurance Group, Inc.                    64,500        2,354,895
    SeaBright Insurance Holdings, Inc.*             48,700          755,337
    Security Capital Assurance Ltd.                144,000        1,019,520
    United America Indemnity Ltd., Class A*         80,400        1,591,920
                                                               ------------
                                                                 53,337,636
                                                               ------------
INDUSTRIAL--17.8%
    Acuity Brands, Inc.                             40,800        1,611,192
    American Railcar Industries, Inc.               81,800        1,258,084
    AZZ,  Inc.*                                     78,000        2,088,840
    Consolidated Graphics, Inc.*                    10,900          563,857
    CRA International, Inc.*                        41,000        1,896,660
    Cubic Corp.                                     71,400        2,818,872
    Darling International, Inc.*                   132,400        1,357,100
    Encore Wire Corp.                               81,500        1,393,650
    EnerSys*                                        57,100        1,328,717
    Gardner Denver, Inc.*                           65,100        2,155,461
    Global Industries Ltd.*                        101,900        2,259,123
    H&E Equipment Services, Inc.*                   23,300          402,391
    Herman Miller, Inc.                             83,400        2,289,330


                                                  NUMBER
                                                 OF SHARES         VALUE
                                                -----------    ------------
INDUSTRIAL--(CONTINUED)
    HNI Corp.                                       56,500     $  2,063,945
    ICF International, Inc.*                       105,000        2,714,250
    Intevac, Inc.*                                  28,500          447,450
    L.B. Foster Co., Class A*                       53,100        2,432,511
    Michael Baker Corp.                             42,400        1,481,032
    Mueller Industries, Inc.                        67,900        2,052,617
    Pacer International, Inc.                      126,700        1,743,392
    PeopleSupport, Inc.*                           136,800        1,922,040
    Perini Corp.*                                   41,800        2,223,342
    Robbins & Myers, Inc.                           60,000        4,110,000
    Rollins, Inc.                                   13,500          397,440
    Source Interlink Cos, Inc.*                    100,600          202,206
    Steelcase, Inc., Class A                       111,500        1,686,995
    Sun Hydraulics Corp.                            70,100        2,036,405
    TeleTech Holdings, Inc.*                        56,400        1,168,044
    Thomas & Betts Corp.*                           44,400        2,413,584
    TransDigm Group, Inc.*                          18,400          877,312
    Waste Industries USA, Inc.                      52,400        1,771,120
                                                               ------------
                                                                 53,166,962
                                                               ------------
TECHNOLOGY--29.6%
    Actuate Corp.*                                 220,500        1,669,185
    Alvarion Ltd.*                                 183,600        1,790,100
    Amkor Technology, Inc.*                        135,800        1,118,992
    Analogic Corp.                                   5,800          312,156
    Aspen Technology, Inc.*                        191,300        3,244,448
    Audible, Inc.*                                 105,000        1,210,650
    Avici Systems, Inc.                            207,400        1,540,982
    C-COR, Inc.*                                   152,100        1,867,788
    Ceragon Networks Ltd.*                         214,200        2,767,464
    Checkpoint Systems, Inc.*                       19,000          451,440
    Chordiant Software, Inc.*                      171,500        1,720,145
    ClickSoftware Technologies Ltd.*               213,300          934,254
    COMSYS IT Partners, Inc.*                      129,000        1,722,150
    Credence Systems Corp.*                        382,444          784,010
    Double-Take Software, Inc.*                     84,100        2,085,680
    Genesis Microchip, Inc.*                       302,000        1,522,080
    GigaMedia Ltd.*                                172,100        3,244,085
    Global Sources Ltd.*                            92,680        2,820,252
    Globecomm Systems, Inc.*                       134,600        1,514,250
    Greenfield Online, Inc.*                        97,000        1,458,880
    Interwoven, Inc.*                               36,600          449,448

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                  NUMBER
                                                 OF SHARES         VALUE
                                                -----------    ------------
TECHNOLOGY--(CONTINUED)
    JDA Software Group, Inc.*                       96,000     $  2,010,240
    LoopNet, Inc.*                                  86,300        1,325,568
    Mattson Technology, Inc.*                       70,600          581,744
    Mellanox Technologies Ltd.*                    100,900        1,789,966
    MicroStrategy, Inc., Class A*                   20,000        2,017,000
    Move, Inc.*                                    623,070        1,464,215
    Network Equipment Technologies, Inc.*          155,000        1,928,200
    Novell, Inc.*                                  213,500        1,498,770
    Omnicell, Inc.*                                 40,800        1,075,896
    Plantronics, Inc.                               71,100        1,909,035
    QLogic Corp.*                                  149,100        2,015,832
    Quidel Corp.*                                  137,000        2,589,300
    Radiant Systems, Inc.*                          82,700        1,320,719
    RF Micro Devices, Inc.*                        243,700        1,408,586
    S1 Corp.*                                      298,200        2,212,644
    Sapient Corp.*                                 224,900        1,628,276
    Shanda Interactive Entertainment Ltd. - ADR*    91,500        3,354,390
    Shutterfly, Inc.*                               35,200        1,002,848
    Sierra Wireless, Inc.*                         126,800        2,040,212
    SonicWALL, Inc.*                               230,200        2,329,624
    Spansion, Inc., Class A*                       141,200          754,008
    SPSS, Inc.*                                     57,400        2,074,436
    Switch & Data Facilities Co., Inc.*             38,400          729,216
    Synchronoss Technologies, Inc.*                 74,600        2,455,832
    Taleo Corp., Class A*                           65,800        1,857,534
    Tessera Technologies, Inc.*                     46,600        1,799,692
    TriZetto Group, Inc., (The)*                   114,800        1,771,364
    ValueClick, Inc.*                               26,600          628,824
    Verigy Ltd.*                                    99,700        2,525,401
    Vignette Corp.*                                112,100        1,724,098
    Zoran Corp.*                                   113,900        2,485,298
                                                               ------------
                                                                 88,537,207
                                                               ------------
      TOTAL COMMON STOCKS
        (Cost $290,768,549)                                     291,356,183
                                                               ------------
EXCHANGE TRADED FUNDS--1.8%
MISCELLANEOUS--1.8%
    iShares Russell 2000 Index Fund                 71,300        5,460,154
                                                               ------------
      TOTAL EXCHANGE TRADED FUNDS
        (Cost $5,814,960)                                         5,460,154
                                                               ------------


                                                  NUMBER
                                                 OF SHARES         VALUE
                                                -----------    ------------
SHORT TERM INVESTMENTS--0.9%
    Columbia Prime Reserves Fund
      4.91% 12/03/07                             2,810,607     $  2,810,607
                                                               ------------
      TOTAL SHORT TERM INVESTMENTS
        (Cost $2,810,607)                                         2,810,607
                                                               ------------

TOTAL INVESTMENTS--100.2%
    (Cost $299,394,116)**                                       299,626,944
                                                               ------------

LIABILITIES IN EXCESS OF OTHER ASSETS--(0.2)%                      (689,554)
                                                               ------------

NET ASSETS--100.0%                                             $298,937,390
                                                               ============


ADR   -- American Depository Receipt.
*     Non-income producing.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

      Aggregate cost                                           $299,394,116
                                                               ------------
      Gross unrealized appreciation                            $ 30,488,375
      Gross unrealized depreciation                             (30,255,547)
                                                               ------------
      Net unrealized appreciation                              $    232,828
                                                               ============

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                            Portfolio of Investments
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--34.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION--12.7%
    5.938% 08/01/36 (a)               Aaa/AAA          $ 7,775     $  7,901,284
    5.969% 09/01/36 (a)               Aaa/AAA            3,822        3,886,481
    5.870% 11/01/36 (a)               Aaa/AAA            3,662        3,719,008
    5.826% 08/01/37 (a)               Aaa/AAA            4,978        5,044,408
                                                                   ------------
                                                                     20,551,181
                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--21.4%
    6.055% 10/01/36 (a)               Aaa/AAA            3,361        3,429,051
    6.095% 10/01/36 (a)               Aaa/AAA            1,795        1,833,874
    5.500% 12/01/36                   Aaa/AAA           14,098       14,140,301
    5.865% 12/01/36 (a)               Aaa/AAA            1,889        1,923,859
    5.556% 09/01/37 (a)               Aaa/AAA            2,944        2,979,590
    6.000% 12/07/37 TBA               Aaa/AAA           10,000       10,162,500
                                                                   ------------
                                                                     34,469,175
                                                                   ------------

TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED
  OBLIGATIONS
  (Cost $54,328,625)                                                 55,020,356
                                                                   ------------
MORTGAGE DERIVATIVES--14.2%
FANNIE MAE (IO)--11.0%
    4.500% 12/01/18                   Aaa/AAA            8,406        1,249,558
    4.500% 01/01/19                   Aaa/AAA            8,405        1,252,506
    4.500% 03/01/20                   Aaa/AAA            3,132          467,961
    4.500% 03/01/20                   Aaa/AAA            3,198          485,872
    5.000% 10/01/33                   Aaa/AAA           11,235        2,646,549
    5.500% 04/01/36                   Aaa/AAA            8,454        1,924,121
    5.500% 05/25/23                   Aaa/AAA            1,640          474,448
    5.500% 07/25/28                   Aaa/AAA           33,001        2,330,762
    5.500% 04/01/36                   Aaa/AAA           14,324        3,248,628
    5.000% 12/01/33                   Aaa/AAA            3,515          648,191
    5.000% 12/01/33 (a)               Aaa/AAA            2,087          373,294
    5.000% 08/01/34                   Aaa/AAA            3,469          856,066
    6.000% 08/01/36                   Aaa/AAA            8,554        1,729,876
                                                                   ------------
                                                                     17,687,832
                                                                   ------------

FANNIE MAE (PO)--0.6%
    0.000% 06/25/36                   Aaa/AAA            1,392          921,542
                                                                   ------------

FREDDIE MAC (IO)--0.6%
    5.500% 05/15/24                   Aaa/AAA            6,225          259,062
    5.500% 12/15/24                   Aaa/AAA            3,277          150,427


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
    5.000% 07/15/23                   Aaa/AAA          $ 9,486     $    280,896
    5.500% 07/15/16                   Aaa/AAA            1,293          200,395
                                                                   ------------
                                                                        890,780
                                                                   ------------

FREDDIE MAC (PO)--1.0%
    0.000% 09/15/35                   Aaa/AAA            1,193          754,826
    0.000% 09/15/36                   Aaa/AAA            1,372          912,316
                                                                   ------------
                                                                      1,667,142
                                                                   ------------

NON-AGENCY--1.0%
  CWALT Series 2006-43CB IO
    6.000% 02/25/37                   Aaa/AAA            1,677        1,685,054
                                                                   ------------

TOTAL MORTGAGE DERIVATIVES
  (Cost $23,390,469)                                                 22,852,350
                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--51.8%
  Banc of America Mortgage
    Securities, Inc.
    Series 2005-H (a)
    4.802% 09/25/35                   Aaa/AAA            2,000        1,966,215
  Banc of America Mortgage
    Securities, Inc. Series 2007-3
    6.000% 09/25/37                   Aaa/AAA            4,924        4,942,104
  Citigroup Mortgage Loan Trust,
    Inc. Series 2007-AR8 (a) *
    5.925% 07/25/37                   Aaa/AAA            4,812        4,814,857
  Countrywide Asset-Backed
    Certificates Series 2004-AB2 (a)
    5.389% 05/25/36                   Aa3/AA               500          441,013
  Countrywide Home Loan Mortgage
    Pass Through Trust
    Series 2007-HY1 (a)
    5.695% 04/25/37                   Aaa/AAA            2,728        2,689,229

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
  CWALT Series 2003-3 (a)
    5.373% 04/25/18                   Aaa/AAA          $ 1,537     $  1,538,466
  CWALT Series 2006-2CB
    5.500% 03/25/36                   Aaa/AAA              870          865,425
  CWALT Series 2006-43CB
    0.000% 02/25/37                   Aaa/AAA            5,113        1,545,687
  CWALT Series 2006-HY13 (a)
    5.903% 02/25/37                   Aaa/AAA           12,340       12,086,316
  CWALT Series 2006-J2
    6.000% 04/25/36                   Aaa/AAA            8,561        8,586,273
  CWALT Series 2007-2CB
    5.750% 03/25/37                   Aaa/AAA            5,383        5,334,686
  CWALT Series 2007-J2
    6.000% 07/25/37                   Aaa/AAA            1,938        1,952,820
  Fannie Mae REMICS
    Series 2005-25 (a)
    5.133% 04/25/35                   Aaa/AAA            2,450        2,417,485
  First Horizon Asset Securities,
    Inc. Series 2006-AR1 (a)
    5.858% 05/25/36                   Aaa/AAA            4,256        4,233,773
  Freddie Mac REMIC Series 2995 (a)
    5.052% 06/15/35                   Aaa/AAA            2,287        2,271,351
  JP Morgan Mortgage Trust
    Series 2005-A4 (a)
    5.177% 07/25/35                   Aaa/AAA            1,384        1,362,171
  JP Morgan Mortgage Trust
    Series 2005-A6 (a)
    4.974% 08/25/35                   Aaa/AAA              912          905,748
  Residential Asset Securitiation
    Trust Series 2007-A5
    6.000% 05/25/37                   Aaa/AAA            1,826        1,826,739


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
  Residential Funding Mortgage
    Securities I
    Series 2006-SA4 (a)
    6.120% 11/25/36                   Aaa/AAA          $ 7,996     $  8,062,285
  Residential Funding Mortgage
    Securities I
    Series 2007-SA2 * (a)
    5.677% 04/25/37                   Aa1/AAA            4,646        4,511,387
  Washington Mutual, Inc.
    Series 2007-HY3 (a)
    5.349% 03/25/37                   Aaa/AA             1,652        1,562,021
  Washington Mutual, Inc.
    Series 2007-HY4 (a)
    5.556% 04/25/37                   Aaa/AAA            4,504        4,475,629
  Wells Fargo Morgage Backed
    Securities Trust
    Series 2006-AR16 IO
    0.450% 10/25/36                   Aaa/AAA           51,062          424,836
  Wells Fargo Mortgage Backed
    Securities Trust Series 2007-10
    6.250% 07/25/37                   Aaa/AAA            4,661        4,732,522
                                                                   ------------

TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $84,167,533)                                                 83,549,038
                                                                   ------------
                                                      CONTRACTS/
                                                       NOTIONAL
                                                        AMOUNT
                                                        (000)          VALUE
                                                     ------------  ------------

OPTIONS PURCHASED--0.3%
CALL OPTIONS--0.3%
  U.S. Treasury Note, 10 Year                              283          496,875
                                                                   ------------

TOTAL OPTIONS PURCHASED
  (Cost $282,225)                                                       496,875
                                                                   ------------

                    BEAR STEARNS CUFS MLP MORTGAGE PORTFOLIO
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                         PAR
                                                       (000'S)         VALUE
                                                      ---------    ------------
SHORT TERM OBLIGATIONS--6.1%

GOVERNMENT AGENCIES--0.1%
  Federal Farm Credit Bank
    4.344% 12/03/07                                    $    60     $     60,000
  Federal Farm Credit Bank (c)
    4.345% 12/03/07                                         60           60,000
  Federal Home Loan Bank (c)
    4.333% 12/05/07                                         20           19,995
                                                                   ------------
                                                                        139,995
                                                                   ------------

REPURCHASE AGREEMENT--6.0%
  Lehman Brothers, Inc. (Tri Party
    Agreement dated 11/30/07 to be
    repurchased at $9,603,200,
    collateralized by $9,600,000 par
    value, Federal National Mortgage
    Association, 5.931%, due
    06/05/17, Market Value of
    collateral is $9,659,131)
    4.000% 12/03/07                                      9,600     $  9,600,000
                                                                   ------------

TOTAL SHORT TERM OBLIGATIONS
  (Cost $9,739,995)                                                   9,739,995
                                                                   ------------
SECURITIES SOLD SHORT--(6.8%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION--(6.8%)
    5.500% 12/07/37 TBA                                (11,000)     (11,017,182)
                                                                   ------------

TOTAL SECURITIES SOLD SHORT
  (Cost $(10,809,805))                                              (11,017,182)
                                                                   ------------

TOTAL INVESTMENTS--99.7%
  (COST $161,099,042**)                                             160,641,432

OTHER ASSETS IN EXCESS OF LIABILITIES(b)--0.3%                          531,200
                                                                   ------------

NET ASSETS--100.0%                                                 $161,172,632
                                                                   ============


CWALT --Countrywide Alternative Loan Trust
IO    --Interest Only
TBA   --To Be Announced
(a)   --Adjustable rate security.



(b) Other assets in excess of liabilities include interest rate swaps as follows:

                               Notional                            Unrealized
                Termination     Amount     Fixed     Floating      Appreciation
Counterparty       Date         (000)      Rate        Rate       (Depreciation)
------------       ----         ----       ----        -----      -------------

Deutsche Bank    12/14/09      $25,000     4.550%    3 month        $(313,038)
                                                     LIBOR
Deutsche Bank    12/14/12      $20,000     4.735%    3 month        $(489,171)
                                                     LIBOR

(c) All or a portion of the security held as collateral for the following Futures contracts open at November 30, 2007:

 Number                    Expir-      Value          Value         Unrealized
  of                       ation      at Trade         at          Appreciation
Contracts         Type     Month       Date         5/31/2007     (Depreciation)
-----------      -------   -------     ----         ---------     --------------
Long Positions:
  465       U.S. Treasury
              10 Year Note 03/2008  $52,993,348    $52,639,453      $(353,895)
Short Positions:
 (77)       U.S. Treasury
              2 Year Note  03/2008 ($16,229,907)  ($16,178,422)        51,485
(163)       U.S. Treasury
              5 Year Note  03/2008 ($17,391,957)  ($17,991,125)      (599,168)
                                                                    ---------
                                                                    $(901,578)
                                                                    =========

* -- Security has been valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors.
** The cost and unrealized appreciation and depreciation in the value of the investments owned by the portfolio, as computed on a federal income tax basis are as follows:

      Aggregate cost                                   $161,099,042
                                                       ------------
      Gross unrealized appreciation                    $  1,633,926
      Gross unrealized depreciation                      (2,091,536)
                                                       ------------
      Net unrealized depreciation                      $   (457,610)
                                                       ============

      For information regarding the Porfolio's policy for valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

                        BEAR STEARNS ENHANCED INCOME FUND
                            Portfolio of Investments
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--10.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION--5.1%
    5.750% 07/15/11                   Aaa/AAA          $ 1,080     $  1,081,838
    3.000% 03/15/20                   Aaa/AAA              546          544,055
    2.500% 06/15/22                   Aaa/AAA              953          946,888
                                                                   ------------
                                                                      2,572,781
                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.2%
    5.000% 12/25/25                   Aaa/AAA              362          361,153
    4.733% 09/01/35 (a)               Aaa/AAA            2,295        2,309,929
                                                                   ------------
                                                                      2,671,082
                                                                   ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.4%
    3.000% 07/20/25                   Aaa/AAA              205          204,369
                                                                   ------------

TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED
    OBLIGATIONS
    (Cost $5,415,300)                                                 5,448,232
                                                                   ------------

NON-GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES--19.2%
  Countrywide Home Loan Mortgage
    Pass Through Trust
    Series 2003-HYB1 (a)
    3.828% 05/19/33                   Aaa/AAA            1,558        1,554,650
  Merrill Lynch Mortgage
    Investors, Inc.
    Series 2005-A8 (a)
    5.250% 08/25/36                   Aaa/AAA            1,593        1,594,335
  Residential Asset Securitization
    Trust Series 2007-A5 (a)
    5.531% 05/25/37                   Aaa/AAA            3,437        3,392,290
  Structured Asset Securities Corp.
    Series 2003-34A (a)
    7.490% 11/25/33                   Aaa/AAA              588          600,066
  Structured Asset Securities Corp.
    Series 2005-6
    5.000% 05/25/35                   Aaa/AAA            1,684        1,682,116


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
  Washington Mutual, Inc.
    Series 2002-S8
    4.500% 01/25/18                   Aaa/AAA          $   921     $    918,101
                                                                   ------------

TOTAL NON-GOVERNMENT AGENCY
  MORTGAGE-BACKED SECURITIES
  (Cost $9,760,566)                                                   9,741,558
                                                                   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES--2.9%
  JP Morgan Chase Commercial
    Mortgage Securities Corp.
    Series 2005-CB13 (a)
    5.666% 01/12/43                   Aaa/AAA              900          883,624
  LB-UBS Commercial Mortgage Trust
    Series 2003-C3
    2.599% 05/15/27                   Aaa/AAA              571          567,674
                                                                   ------------

TOTAL COMMERCIAL MORTGAGE-BACKED
  SECURITIES
  (Cost $1,469,137)                                                   1,451,298
                                                                   ------------
GOVERNMENT AGENCY OBLIGATIONS--4.9%

FEDERAL HOME LOAN BANKS--4.9%
    5.400% 03/27/09                   Aaa/AAA            1,000        1,000,994
    3.000% 04/15/09                   Aaa/AAA            1,500        1,484,818
                                                                   ------------
                                                                      2,485,812
                                                                   ------------

TOTAL GOVERNMENT AGENCY
  OBLIGATIONS
  (Cost $2,475,340)                                                   2,485,812
                                                                   ------------
ASSET BACKED SECURITIES--16.0%
  Ameriquest Mortgage Securities,
    Inc. Series 2005-R3 (a)
    4.989% 05/25/35                   Aaa/AAA            1,531        1,500,323
  Chase Funding Mortgage Loan
    Asset-Backed Certificates
    Series 2004-2 (a)
    5.039% 02/25/35                   Aaa/AAA            1,778        1,742,384

                        BEAR STEARNS ENHANCED INCOME FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
  Countrywide Asset-Backed
    Certificates Series 2004-15 (a)
    4.025% 01/25/31                   Aaa/AAA          $   297     $    295,493
  Fieldstone Mortgage Investment
    Corp. Series 2006-1 (a)
    4.869% 05/25/36                   Aaa/AAA            1,045        1,030,561
  Long Beach Mortgage Loan Trust
    Series 2005-WL2 (a)
    5.311% 08/25/35                   Aaa/AAA            1,622        1,590,681
  Long Beach Mortgage Loan Trust
    Series 2006-2 (a)
    4.859% 03/25/36                   Aaa/AAA              299          298,552
  People's Choice Home Loan
    Securities Trust
    Series 2005-3 (a)
    5.401% 08/25/35                   Aaa/AAA            1,658        1,648,546
                                                                   ------------

TOTAL ASSET BACKED SECURITIES
  (Cost $8,229,389)                                                   8,106,540
                                                                   ------------
CORPORATE BONDS--35.8%

BANKS--3.9%
  Bank of America Corp. (a)
    5.360% 06/19/09                   Aa1/AA             1,000          996,225
  Wachovia Corp. (a)
    5.034% 10/28/08                   Aa3/AA-            1,000          996,732
                                                                   ------------
                                                                      1,992,957
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES--24.0%
  American Honda Finance
    Corp. (a) 144A
    5.784% 03/09/09                   Aa3/A+             2,000        1,998,978
  CIT Group, Inc. (a)
    5.570% 02/21/08                   A2/A               2,300        2,275,891
  General Electric Capital
    Corp. (a)
    5.044% 02/02/09                   Aaa/AAA            2,000        1,998,100


                                   MOODY'S / S&P     PAR (000'S)      VALUE
                                  ---------------    ----------    ------------
  IBM International Group
    Capital LLC (a)
    4.959% 02/13/09                   A1/A+            $ 1,000     $    998,443
  Lehman Brothers Holdings, Inc. (a)
    5.320% 04/03/09                   A1/A+              2,000        1,963,796
  Morgan Stanley (a)
    5.006% 02/09/09                   Aa3/AA-            2,000        1,991,126
  SLM Corp. 144A (a)
    5.784% 03/16/09                   A2/BBB+            1,000          937,539
                                                                   ------------
                                                                     12,163,873
                                                                   ------------

ELECTRIC--4.0%
  FPL Group Capital, Inc.
    5.551% 02/16/08                   A2/A-              2,000        2,000,994
                                                                   ------------

TELECOMMUNICATIONS--3.9%
  AT&T, Inc. (a)
    5.648% 05/15/08                   Ba1/BBB-           2,000        1,996,352
                                                                   ------------

TOTAL CORPORATE BONDS
  (Cost $18,302,560)                                                 18,154,176
                                                                   ------------

MUNICIPAL BONDS--2.9%
  Alabama Power Co.
    3.125% 05/01/08                   A2/A               1,500        1,488,086
                                                                   ------------

TOTAL MUNICIPAL BONDS
  (Cost $1,486,036)                                                   1,488,086
                                                                   ------------
SHORT TERM OBLIGATIONS--7.5%

COMMERCIAL PAPER--7.1%
  Ebbets Fundings LLC
    5.300% 12/05/07                   B1/B+              1,800        1,799,470
  UBS Finance
    4.430% 12/14/07                   B3/B-              1,800        1,797,563
                                                                   ------------
                                                                      3,597,033
                                                                   ------------

                                                       NUMBER
                                                      OF SHARES       VALUE
                                                     -----------   ------------
INVESTMENT COMPANY--0.4%
  PNC Bank Money Market                                219,000          219,105
                                                                   ------------

TOTAL SHORT TERM OBLIGATIONS
  (Cost $3,816,138)                                                   3,816,138
                                                                   ------------

                        BEAR STEARNS ENHANCED INCOME FUND
                      Portfolio of Investments (Continued)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                                      VALUE
                                                                   ------------
TOTAL INVESTMENTS--99.9%
  (COST $50,954,466)*                                              $ 50,691,840

OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%                              58,287
                                                                   ------------
NET ASSETS--100.0%                                                 $ 50,750,127
                                                                   ============


(a)   Adjustable rate security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
* The cost and unrealized appreciation and depreciation in the value of the investments owned by the portfolio, as computed on a federal income tax basis are as follows:

      Aggregate cost                                   $50,954,466
                                                       -----------
      Gross unrealized appreciation                    $    89,920
      Gross unrealized depreciation                       (352,546)
                                                       -----------
      Net unrealized depreciation                      $  (262,626)
                                                       ===========

      For information regarding the Porfolio's policy for valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its annual report.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                NOVEMBER 30, 2007
                                   (UNAUDITED)


                                                    Shares          Value
                                                   --------      ----------
DOMESTIC COMMON STOCKS -- 96.5%
CAPITAL GOODS -- 24.1%
Deere & Co.                                          4,760       $  817,768
Emerson Electric Co.                                 3,100          176,762
First Solar, Inc.*                                   1,700          403,155
Fluor Corp.                                          4,140          609,283
General Dynamics Corp.                               5,010          444,788
Parker Hannifin Corp.                                3,960          314,543
Precision Castparts Corp.                            3,950          581,993
Rockwell Collins, Inc.                               2,840          204,821
SunPower Corp., Class A*                             4,400          547,536
                                                                -----------
                                                                  4,100,649
                                                                -----------
CONSUMER DURABLES & APPAREL -- 1.6%
Nike, Inc., Class B                                  4,100          269,165
                                                                -----------
CONSUMER SERVICES -- 0.7%
Yum! Brands, Inc.                                    3,200          118,880
                                                                -----------
DIVERSIFIED FINANCIALS -- 2.5%
CME Group, Inc.                                        650          428,090
                                                                -----------
ENERGY -- 8.5%
Apache Corp.                                         1,700          164,543
Chesapeake Energy Corp.                             10,500          397,425
National Oilwell Varco, Inc.*                        8,460          576,549
Schlumberger Ltd.                                    1,800          168,210
Transocean, Inc.                                     1,049          144,072
                                                                -----------
                                                                  1,450,799
                                                                -----------
FOOD & STAPLES RETAILING -- 2.0%
CVS Corp.                                            8,400          336,756
                                                                -----------
FOOD, BEVERAGES & TOBACCO -- 3.7%
Bunge Ltd.                                           1,700          190,978
Coca-Cola Co.                                        7,200          447,120
                                                                -----------
                                                                    638,098
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES -- 8.2%
Express Scripts, Inc.*                               3,200          216,800
Intuitive Surgical, Inc.*                              600          196,608
Medco Health Solutions, Inc.*                        7,460          745,926
Thermo Fisher Scientific, Inc.*                      4,000          230,560
                                                                -----------
                                                                  1,389,894
                                                                -----------
HOUSEHOLD & PERSONAL PRODUCTS -- 1.0%
Colgate Palmolive Co.                                2,200          176,176
                                                                -----------
INSURANCE -- 1.6%
AFLAC, Inc.                                          4,300          269,352
                                                                -----------
MATERIALS -- 11.6%
Freeport-McMoRan Copper & Gold, Inc.                 3,730          369,009


                                                    Shares         Value
                                                   --------     -----------
Monsanto Co.                                         8,110      $   805,891
Mosaic Co.*                                          9,510          657,616
Newmont Mining Corp.                                 2,700          134,163
                                                                -----------
                                                                  1,966,679
                                                                -----------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.6%
Gilead Sciences, Inc.*                               5,760          268,070
                                                                -----------
RETAILING -- 1.3%
Amazon.Com, Inc.*                                    2,400          217,344
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.6%
Intel Corp.*                                        14,300          372,944
MEMC Electronic Materials, Inc.*                     2,700          209,466
Nvidia Corp.*                                        6,220          196,179
                                                                -----------
                                                                    778,589
                                                                -----------
SOFTWARE & SERVICES -- 10.1%
Google, Inc., Class A*                               1,175          814,275
Salesforce.com, Inc.*                                5,600          317,688
VMware, Inc., Class A*                               6,500          593,905
                                                                -----------
                                                                  1,725,868
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 13.4%
Amphenol Corp., Class A                              4,000          173,400
Apple Computer, Inc.*                                4,130          752,569
Cisco Systems, Inc.*                                15,350          430,107
EMC Corp.*                                          22,500          433,575
Hewlett-Packard Co.                                  5,400          276,264
International Business Machines Corp.                2,000          210,360
                                                                -----------
                                                                  2,276,275
                                                                -----------
    TOTAL DOMESTIC COMMON STOCKS
      (Cost $14,273,646)                                         16,410,684
                                                                -----------
TEMPORARY INVESTMENT -- 3.1%
PNC Bank Money Market Account                      522,986          522,986
                                                                -----------

    TOTAL TEMPORARY INVESTMENT
      (Cost $522,986)                                               522,986
                                                                -----------

TOTAL INVESTMENTS -- 99.6%
(Cost $14,796,632)**                                             16,933,670

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                        64,860
                                                                -----------

NET ASSETS -- 100.0%                                            $16,998,530
                                                                ===========


*     --- Non-income producing

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                NOVEMBER 30, 2007
                                   (UNAUDITED)




** The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

      Aggregate cost                                      $14,796,632
                                                          -----------
      Gross unrealized appreciation                       $ 2,256,338
      Gross unrealized depreciation                          (119,300)
                                                          -----------
      Net unrealized appreciation                         $ 2,137,038
                                                          ===========

      For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The RBB Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer)

Date     January 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward J. Roach
                         -------------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer &
                           principal financial officer)

Date     January 24, 2008
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.